SMITH BARNEY CONCERT
ALLOCATION SERIES INC.

+ SELECT HIGH GROWTH PORTFOLIO
+ SELECT GROWTH PORTFOLIO
+ SELECT BALANCED PORTFOLIO
+ SELECT CONSERVATIVE PORTFOLIO
+ SELECT INCOME PORTFOLIO

SEMI-ANNUAL REPORT
JULY 31, 1997

INVESTMENT STRATEGIES FOR YOUR LIFE

[LOGO]

TABLE OF CONTENTS

Letter to Shareholders....................................................    1

The Concert Allocation Series Portfolios

    The Select High Growth Portfolio......................................    5

    The Select Growth Portfolio...........................................    6

    The Select Balanced Portfolio.........................................    7

    The Select Conservative Portfolio.....................................    8

    The Select Income Portfolio...........................................    9

Historical Performance....................................................   10

Schedules of Investments..................................................   11

Statements of Assets and Liabilities......................................   16

Statements of Operations..................................................   17

Statements of Changes in Net Assets.......................................   18

Notes to Financial Statements.............................................   19

Financial Highlights......................................................   21

Directors and Officers....................................................   22

Dear Shareholder:

           [PHOTO]

Heath B. McLendon
CHAIRMAN
THE CONCERT ALLOCATION SERIES

           [PHOTO]
Thomas B. Stiles II
INVESTMENT OFFICER
THE CONCERT ALLOCATION SERIES

We are pleased to provide the semi-annual report for the Smith Barney Concert Allocation Series Inc. ("Concert Allocation Series") for the period ended July 31, 1997. In this report we summarize prevailing market and economic conditions and outline the investment strategy followed by five of the ten Concert Allocation Series Portfolios covered in this report. A detailed summary of each Portfolio's performance and current holdings can be found in the appropriate sections that follow.

THE PERFORMANCE OF THE CONCERT ALLOCATION SERIES
SELECT PORTFOLIOS*

TOTAL RETURNS FOR THE PERIOD ENDED 7/31/97

PORTFOLIO                   TOTAL RETURN
-------------------------  ---------------
Select High Growth               12.50%
Select Growth                    11.70
Select Balanced                  10.50
Select Conservative               9.30
Select Income                     8.50

* THE PERFORMANCE FIGURES SHOWN ABOVE REPRESENT PAST PERFORMANCE WHICH IS NOT INDICATIVE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

As the extended bull market in U.S. stocks continues, we remain positive on the long-term prospects for financial assets. And while we certainly do not believe anyone has outlawed the business cycle, we expect the positive influences that have dominated the investment landscape to continue.

On the other hand, we have come a long, long way and many of the tenets of the positive framework have become conventional wisdom. Valuations, especially those of the major multinationals that dominate the popular averages, would appear to generally reflect their franchise value and long-term growth potential. To us, this has two implications. The first is that the rate of ascent of stock prices is likely to slow dramatically. Second, market volatility could continue to increase, and the rise in stock prices could be punctuated by occasional setbacks brought about by periodic questioning of the current framework.

Fifteen years into one of the greatest bull markets in history, we think most investors understand the potential rewards of stock investing. However, the normal risks of investing, such as occasional market fluctuations (a condition we expect could increase in the coming months), may still not be fully appreciated.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  THE BENEFITS OF
LONG-TERM INVESTING
 GROWTH OF $10,000
  INVESTED IN THE
 STANDARD & POOR'S
500 COMPOSITE STOCK
   INDEX, LEHMAN
GOVERNMENT/CORPORATE
    BOND INDEX,
  SALOMON BROTHERS
  WORLD GOVERNMENT
   BOND INDEX AND
   MORGAN STANLEY
      CAPITAL
 INTERNATIONAL EAFE
       INDEX
 (JULY 31, 1987 --
   JULY 31, 1997)
    (UNAUDITED)
                                                       LEHMAN             SALOMON BROTHERS
                                                GOVERNMENT/CORPORATE      WORLD GOVERNMENT
                           S&P 500 INDEX             BOND INDEX              BOND INDEX           MSCI EAFE INDEX
Jul-87                               $10,000                 $10,000                 $10,000                 $10,000
Jan-88                                 8,191                  10,650                  10,627                   9,642
Jan-89                                 9,832                  11,225                  11,315                  12,395
Jan-90                                11,251                  12,481                  11,997                  12,993
Jan-91                                12,193                  13,857                  13,117                  10,701
Jan-92                                14,955                  15,676                  14,581                  10,771
Jan-93                                16,534                  17,491                  16,029                   9,700
Jan-94                                18,659                  19,293                  17,751                  13,987
Jan-95                                18,756                  18,693                  17,312                  13,401
Jan-96                                25,999                  22,005                  20,352                  15,609
Jan-97                                32,845                  22,531                  22,103                  15,956
Jul-97                                40,248                  23,829                  23,232                  18,711

THE STANDARD & POOR'S 500 COMPOSITE STOCK INDEX ("S&P 500") IS A CAPITALIZATION-WEIGHTED INDEX OF 500 WIDELY HELD COMMON STOCKS. THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS A COMBINATION OF PUBLICLY ISSUED INTERMEDIATE- AND LONG-TERM U.S. GOVERNMENT BONDS AND CORPORATE BONDS. THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX IS A MARKET-CAPITALIZATION-WEIGHTED BENCHMARK THAT TRACKS THE PERFORMANCE OF THE GOVERNMENT BOND MARKETS OF 14 COUNTRIES. THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX ("MSCI EAFE") CONSISTS OF THE EQUITY TOTAL RETURNS FOR EUROPE, AUSTRALIA AND THE FAR EAST. THESE INDICES ARE UNMANAGED AND ARE NOT SUBJECT TO THE SAME MANAGEMENT AND TRADING EXPENSES AS A MUTUAL FUND.

THE NIRVANA ECONOMY
The domestic markets have rewarded investors with a good year's performance over the period under review. The U.S. stock market returns were outstanding, with returns almost equal to those for the previous twelve months. And bond market returns, while more modest, actually exceeded last year's returns.

What drove these better than average numbers? An economy that has been described as somewhere between perfection and nirvana. Economic growth slowed to a 3.6% rate in the second quarter after stronger Gross Domestic Product ("GDP") growth in the previous two quarters. Inflation was contained, with the Consumer Price Index ("CPI") growing a mere 0.8% between January and July. And corporate earnings continued to surprise many analysts.

U.S. MARKETS
It wasn't clear at the beginning of the reporting period that things were going to turn out so swimmingly. The Federal Reserve Board ("Fed") raised interest rates at its March meeting, triggering a swoon in stock and bond prices. But shortly thereafter it became clear that the economy was slowing, so that the Fed seemed unlikely to raise rates again in the near future.

The Fed's move last March to increase interest rates was due to two strong quarters of over 4% growth, in the fourth quarter of 1996 and the first quarter of 1997. The Fed reacted at least in part to a "growth scare," a fear that the economy was growing too quickly and that inflation might be reignited. The Fed's previous move, however, had been to lower interest rates. In January 1996 the Fed was reacting to a different set of economic statistics, ones which indicated that the economy was growing too slowly. One could call this a "slowdown fear." By skillfully navigating between growth scares and slowdown fears, the Fed has helped engineer one of the longest postwar economic expansions. It is now more than six years since the last economic recession.

So the U.S. economy has been nothing short of amazing. We believe that this long economic expansion would not have been possible without the Fed's skillful navigation; we also believe that it would not have been possible without changes in technology and world trade.

Companies have made accelerated investments in technology over the last decade. It now appears that these investments are finally paying off in increased productivity. This higher productivity has not yet been fully captured in government statistics, however, as the official numbers have a difficult time recording the improvements in the service side of the economy. Instead, this increased efficiency has shown up most completely in earnings reports. Companies are surprising investors with their rates of profit growth and margin increases, attesting to corporations' success in realizing the benefits of their technology investments.

But the changes in world trade may be even more profound than the progress in technology. The end of the cold war has opened up vast areas of the world. New markets are available for the sale of goods and services. New sources of labor are available: plentiful, educated and inexpensive. Almost every country in the world is welcoming capital investment, including some that are still nominally Communist governments.

These technological and trade forces have had two beneficial results: low inflation and strong corporate profits. Inflation is low as measured by the CPI. As noted, it ran just 0.8% over the last six months -- a 1.6% annual rate. In fact, we believe that the CPI actually overstates inflation, perhaps by as much as 2%. If we are right, "true" inflation was actually below zero -- so we actually had a mild instance of deflation over the last six months.

Some have voiced fears that low inflation, let alone deflation, might prove negative for corporate profits. This has not been the case. In the latest quarter, over 60% of the companies in the S&P 500 reported earnings ahead of analysts' expectations. Analysts have miscalculated the benefits of corporate investments in technology. They have also missed the benefits of increased sales and cheaper sources for goods and labor in the international marketplace.

Perhaps nirvana is an economic overstatement, for not everyone has shared in its benefits. But the economy has been on a wonderful roll. And as long as the fundamentals of reasonable growth, low inflation and strong corporate earnings stay in place, we anticipate that the stock and bond markets will remain attractive to long-term investors.

INTERNATIONAL MARKETS
During the reporting period the global equity markets have continued to participate in the liquidity rally. In our view, the predominant themes at work today in the stock markets are unprecedented corporate restructuring moves, companies focusing on their core business strengths, and more individuals and institutions gravitating toward stocks. These are positive long-term trends that should support the equity markets for the foreseeable future.

One of the major issues that Europe faced during the period under review was whether the European Monetary Union ("EMU") would continue. The debate over the future of the EMU overlooks the austerity of governments and the forced re-engineering of companies that together are having a beneficial effect on many stock prices.

Over the past six months, the Pacific Rim markets have generally been disappointing. The slowdown of the "Tiger" economies, coupled with growing macroeconomic imbalances and speculative attacks, has brought several market economies to their knees. Since July 1, 1997, the Thai currency has devalued roughly 20% which also led to lower Philippine, Indonesian and Malaysian currencies as well. Hong Kong/China, leveraged mightily to U.S. interest rates, has benefited from the recent bond market rally in the U.S.

Interestingly, during the first half of 1997 the Japanese market was one of the world's strongest, rising over 20% in U.S. dollar terms, half from local market appreciation and half from a firming of the yen against the dollar. Latin American and other emerging markets were favorites during the reporting period and this region is clearly recovering.

After the steady gains witnessed during 1996, the global bond market returns were mixed during the early months of 1997. Several factors became increasingly prominent in determining overall performance. First and most importantly, the Fed's decision to raise official interest rates, although widely discounted, signalled a halt to rising bond prices around the globe.

In Europe, investors generally perceived that interest rates had bottomed in the core economies of Germany, France and the United Kingdom, although the prospect of a shift to higher official interest rates remained remote. Moreover, in the case of the southern European and Scandinavian economies' it seemed likely that there was still scope for further monetary easing, given the improving inflation outlook and the ongoing impetus towards the EMU. There was some profit-taking across the board in many higher-yielding bond markets and currencies that was triggered by concern that the EMU criteria for admission could not be realistically met before the 1999 deadline.

CONCLUSION
Our goal in developing the Concert Allocation Series Select Portfolios was to maximize reward potential and minimize risk. Our emphasis on minimizing risk through diversification by investing in a wide range of asset classes remains the core strategy of the Concert Allocation Series Select Portfolios.

Thank you for investing with us. We look forward to helping you reach your financial goals through all types of market conditions.

Sincerely,

[/S/ HEATH B. MCLENDON]          [/S/ THOMAS B. STILES II]
Heath B. McLendon        Thomas B. Stiles II
CHAIRMAN                 INVESTMENT OFFICER

AUGUST 25, 1997

THE SELECT HIGH GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
10%                                      90%

THE SELECT HIGH GROWTH PORTFOLIO SEEKS CAPITAL APPRECIATION BY INVESTING A HIGH PERCENTAGE OF ITS ASSETS IN AGGRESSIVE EQUITY FUNDS.
 .................................................................

THE SELECT HIGH GROWTH PORTFOLIO
The Select High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the Select High Growth Portfolio invests the highest percentage of its assets in aggressive equity mutual funds. This includes mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. In addition, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve greater diversification.

INDEX COMPARISON*

S&P 500                                             22.54%
Russell 2000                                        13.07%
MSCI EAFE                                           17.27%
Salomon Brothers High
 Yield Market                                        7.58%

*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1997.
 .................................................................
PORTFOLIO UPDATE
The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large capitalization, blue chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

Stronger earnings and increased valuations have elevated many U.S. large-capitalization stocks. Although based in the U.S., these companies have powerful global franchises. This wider scope gives them increased opportunities both to grow revenues -- by reaching international customers and to control expenses -- and by outsourcing production to the most efficient locales. Analysts have consistently underestimated the ability of these large-cap companies to grow earnings. Due to their higher earnings and increased ability to control their destinies, investors have rewarded these companies with stepped-up valuations.

Many non-U.S. markets also performed well during the period under review and internationally-focused funds for the most part participated in these healthy gains. Most foreign stock markets enjoyed a strong second quarter of 1997 and Latin America in particular advanced by roughly 22% during the second quarter. However, most non-U.S. markets continued to lag the U.S. market.

The funds within the Select High Growth Portfolio that invest in large-cap, mid-cap and international stocks participated in the strong returns generated by the markets over the past six months. However, the portion of the Portfolio investments allocated to a small-capitalization stock fund underperformed the broader small-cap market. The allocation among the individual funds within the Select High Growth Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Select High Growth Portfolio generated a total return of 12.50% for the period ended July 31, 1997. The chart that appears at the bottom of the first column shows the total return for the six months ended July 31, 1997 for the four broad-based indices that track four of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on long-term investment goals.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT HIGH GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

THE SELECT GROWTH PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
30%                                      70%

THE SELECT GROWTH PORTFOLIO SEEKS LONG-TERM GROWTH OF CAPITAL BY INVESTING PRIMARILY IN FUNDS CONTAINING THE ISSUES OF MORE ESTABLISHED COMPANIES.
 .................................................................

THE SELECT GROWTH PORTFOLIO
The Select Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Select Growth Portfolio invests the highest percentage of its assets in large capitalization stock mutual funds, to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Portfolio is also allocated to bonds to help reduce volatility.

INDEX COMPARISON*

S&P 500                                             22.54%
Russell 2000                                        13.07%
MSCI EAFE                                           17.27%
Lehman Government/Corporate Bond                     5.76%

*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1997.
 .................................................................
PORTFOLIO UPDATE
The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities. While small- and mid-cap stocks generated competitive returns during the reporting period, they still underperformed large-cap ones.

With respect to bonds, low inflation coupled with a declining federal budget deficit provided support for the bond market. Bond investors enjoyed solid single-digit gains that seem modest in comparison to the extended bull market in U.S. stocks the first seven months of 1997.

Stronger earnings and increased valuations have elevated many large U.S. capitalization stocks. Although based in the U.S., these companies have powerful global franchises. This wider scope gives them increased opportunities to both grow revenues -- by reaching international customers and to control expenses -- and by outsourcing production to the most efficient locales. Analysts have consistently underestimated the ability of these large-cap companies to grow earnings. Due to their higher earnings and increased ability to control their destinies, investors have rewarded these companies with stepped-up valuations.

Many non-U.S. markets also performed well during the period under review and internationally-focused funds for the most part participated in these healthy gains. Most foreign stock markets enjoyed strong performances the first half and Latin America in particular advanced by roughly 22% during this time. However, most other markets continued to lag the U.S. market.

The funds within the Select Growth Portfolio that invest in large-cap, mid-cap and international stocks participated in the solid gains from the markets over the past six months. However, the portion of the Portfolio allocated to a small-capitalization stock fund underperformed the broader small-cap market. The allocation among the individual funds with the Select Growth Portfolio has remained relatively the same during the reporting period. The Concert Allocation Series Select Growth Portfolio posted a total return of 11.70% for the period ended July 31, 1997. The chart that appears at the bottom of the first column shows the total return for the six months ended July 31, 1997 for the four broad-based indices that track four of the asset classes represented in the Portfolio.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT GROWTH PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

THE SELECT BALANCED PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
50%                                      50%

THE SELECT BALANCED PORTFOLIO SEEKS A BALANCE OF CAPITAL GROWTH AND INCOME BY PLACING EQUAL EMPHASIS ON FUNDS INVESTING IN STOCKS AND BONDS.
 .................................................................

THE SELECT BALANCED PORTFOLIO
The Select Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Select Balanced Portfolio, as its name states, divides its assets roughly especially between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed income portion of the Portfolio is largely invested in funds that invest in U.S. government and Agency securities and mortgage-backed securities.

INDEX COMPARISON*

S&P 500                                             22.54%
Lehman Government/Corporate Bond                     5.76%
Salomon Brothers One-Year Treasury Bill              3.23%
Salomon Brothers World Government Bond               4.97%

*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1997.
 .................................................................
PORTFOLIO UPDATE
The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

While the first half of 1997 witnessed a continuation of the bull market in U.S. stocks, bond investors enjoyed solid single-digit gains that seemed modest by comparison. Low inflation coupled with a declining budget deficit provided support for the bond market during the period under review.

The assets in the Select Balanced Portfolio are split between stock and bond funds, with most of the Portfolio's assets invested in domestic securities. The healthy double-digit returns from the stock funds within the Select Balanced Portfolio were somewhat offset by the mostly single-digit returns from its underlying bond funds. Overall, the Select Balanced Portfolio turned in a competitive performance during the reporting period. The allocation among individual funds within the Balanced Portfolio has remained relatively unchanged during the past six months.

The Concert Allocation Series Select Balanced Portfolio had a total return of 10.50% for the period ended July 31, 1997. The chart that appears at the bottom of the first column shows the total return for the six months ended July 31, 1997 for the four broad-based indices that track four of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on achieving long-term investment goals.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT BALANCED PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

THE SELECT CONSERVATIVE PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    STOCK FUNDS              BOND FUNDS
30%                                      70%

THE SELECT CONSERVATIVE PORTFOLIO SEEKS INCOME AND, SECONDARILY, LONG-TERM GROWTH OF CAPITAL BY INVESTING THE MAJORITY OF ITS ASSETS IN FUNDS THAT INVEST IN BONDS.
 .................................................................

THE SELECT CONSERVATIVE PORTFOLIO
The Select Conservative Portfolio primarily seeks income and secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Select Conservative Portfolio consists primarily of taxable fixed income funds, with a significant portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.

INDEX COMPARISON*

S&P 500                                             22.54%
Lehman Government/Corporate Bond                     5.76%
Salomon Brothers High
 Yield Market                                        7.58%
Salomon Brothers One-Year Treasury Bill              3.23%

*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1997.
 .................................................................
PORTFOLIO UPDATE
The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

With respect to bonds, low inflation coupled with a declining federal budget deficit provided support for the bond market. Bond investors enjoyed solid single-digit gains that seem modest in comparison to the extended bull market in U.S. stocks the first seven months of 1997.

The funds within the Select Conservative Portfolio that invest in bonds had modest, single-digit returns. The stock portion of the Portfolio is mostly invested in large-cap, dividend-paying stocks and thus participated in the healthy returns from the stock market during the reporting period. Overall, the Select Conservative Portfolio turned in a competitive performance during the reporting period. The allocation among individual funds within the Select Conservative Portfolio has remained relatively unchanged during the past six months.

The Concert Allocation Series Select Conservative Portfolio had a total return of 9.30% for the period ended July 31, 1997. The chart that appears at the bottom of the first column shows the total return for the six months ended July 31, 1997 for the four broad-based indices that track four of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on achieving long-term investment goals.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT CONSERVATIVE PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

THE SELECT INCOME PORTFOLIO
TARGET ASSET ALLOCATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     BOND FUNDS             STOCK FUNDS
90%                                      10%

THE SELECT INCOME PORTFOLIO SEEKS HIGH CURRENT INCOME BY INVESTING PRIMARILY IN BOND FUNDS.
 .................................................................

THE SELECT INCOME PORTFOLIO
The Select Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Select Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with safety and relative stability of principal. A small portion of the Portfolio is invested in equity funds that invest in large-capitalization U.S. stocks.

INDEX COMPARISON*

S&P 500                                             22.54%
Lehman Government/Corporate Bond                     5.76%
Salomon Brothers High
 Yield Market                                        7.58%
Salomon Brothers One-Year Treasury Bill              3.23%

*THE CHART ABOVE REPRESENTS TOTAL RETURNS FOR THE SIX MONTHS ENDED JULY 31,
 1997.
 .................................................................
PORTFOLIO UPDATE
While the first half of 1997 witnessed a continuation of the bull market in U.S. stocks, bond investors enjoyed solid single-digit gains that seemed modest by comparison. Low inflation coupled with a declining budget deficit provided support for the bond market during the period under review.

The funds within the Select Income Portfolio that invest in bonds posted modest, single-digit returns. However, the underlying funds in the Portfolio that invest in dividend-paying stocks and high yield bonds helped to boost its overall performance. The allocation among individual funds within the Select Income Portfolio has remained relatively unchanged during the reporting period. The Concert Allocation Series Select Income Portfolio posted a total return of approximately 8.50% for the period ended July 31, 1997. The chart that appears at the bottom of the first column shows the total return for the six months ended July 31, 1997 for the four broad-based indices that track four of the asset classes represented in the Portfolio.
------------------------------------------------------------------
THE TARGET ASSET ALLOCATION SET FORTH ABOVE REPRESENTS AN APPROXIMATE MIX OF INVESTMENTS FOR THE SELECT INCOME PORTFOLIO. THE ALLOCATION AND INVESTMENT MIX OF THE PORTFOLIO MAY VARY DEPENDING UPON MARKET CONDITIONS, CASH FLOWS IN AND OUT OF THE PORTFOLIO AND OTHER FACTORS. IN ADDITION, THE ALLOCATION AND INVESTMENT RANGES OF THE PORTFOLIO MAY BE CHANGED FROM TIME TO TIME UPON THE APPROVAL OF THE CONCERT ALLOCATION SERIES' BOARD OF DIRECTORS.

HISTORICAL PERFORMANCE--SELECT HIGH GROWTH PORTFOLIO
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN      TOTAL
             PERIOD ENDED                BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION      RETURN
---------------------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                                 $10.00              $11.25        $0.00        $0.00          12.50%+
---------------------------------------------------------------------------------------------------------------------

HISTORICAL PERFORMANCE--SELECT GROWTH PORTFOLIO
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION      RETURN
---------------------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                                 $10.00              $11.17        $0.00        $0.00          11.70%+
---------------------------------------------------------------------------------------------------------------------

HISTORICAL PERFORMANCE--SELECT BALANCED PORTFOLIO
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION      RETURN
---------------------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                                 $10.00              $11.05        $0.00        $0.00          10.50%+
---------------------------------------------------------------------------------------------------------------------

HISTORICAL PERFORMANCE--SELECT CONSERVATIVE PORTFOLIO
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION      RETURN
---------------------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                                 $10.00              $10.93        $0.00        $0.00          9.30%+
---------------------------------------------------------------------------------------------------------------------

HISTORICAL PERFORMANCE--SELECT INCOME PORTFOLIO
 ...............................................................................

                                                    NET ASSET VALUE
                                         -------------------------------------   INCOME    CAPITAL GAIN      TOTAL
PERIOD ENDED                             BEGINNING OF PERIOD    END OF PERIOD    DIVIDED   DISTRIBUTION      RETURN
---------------------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                                 $10.00              $10.85        $0.00        $0.00          8.50%+
---------------------------------------------------------------------------------------------------------------------

IT IS THE SELECT PORTFOLIOS' POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

AVERAGE ANNUAL TOTAL RETURN+
 ...............................................................................

                                            SELECT        SELECT      SELECT        SELECT        SELECT
                                         HIGH GROWTH      GROWTH     BALANCED    CONSERVATIVE     INCOME
                                          PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------
2/5/97*-7/31/97                              12.50%        11.70%      10.50%         9.30%         8.50%
----------------------------------------------------------------------------------------------------------

+ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
*  COMMENCEMENT OF OPERATIONS.

THE SELECT HIGH GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1997
 ...............................................................................

  SHARES                       DESCRIPTION                       VALUE
 ------------------------------------------------------------------------
 UNDERLYING FUNDS--91.9%
   43,082   Smith Barney Aggressive Growth Fund Inc.           $1,810,740
   56,650   Smith Barney Appreciation Fund Inc.                   899,605
   40,663   Smith Barney Fundamental Value Fund Inc.              450,148
   26,893   Smith Barney Growth and Income Fund                   449,383
   71,575   Smith Barney High Income Fund                         847,441
   58,209   Smith Barney Managed Growth Fund                      899,908
   63,684   Smith Barney Special Equities Fund                  1,804,164
   81,305   Smith Barney World Funds, Inc. - International
              Equity Portfolio                                  1,791,142
 ------------------------------------------------------------------------
            TOTAL UNDERLYING FUNDS (Cost--$8,182,311)           8,952,531
 ------------------------------------------------------------------------

   FACE
  AMOUNT                                                         VALUE
 ------------------------------------------------------------------------
 REPURCHASE AGREEMENT--8.1%
 $792,000   Chase Securities Inc., 5.713% due 8/1/97;
            Proceeds at maturity--$792,126;
            (Fully collateralized by U.S. Treasury Notes,
            6.375% due 9/30/01; Market value--$807,853)
            (Cost--$792,000)                                      792,000
 ------------------------------------------------------------------------
            TOTAL INVESTMENTS--100% (Cost--$8,974,311*)        $9,744,531
 ------------------------------------------------------------------------

 *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1997
 ...............................................................................

  SHARES                       DESCRIPTION                        VALUE
 -------------------------------------------------------------------------
 UNDERLYING FUNDS--95.9%
   33,907   Smith Barney Aggressive Growth Fund Inc.           $ 1,425,132
   89,230   Smith Barney Appreciation Fund Inc.                  1,416,980
  128,092   Smith Barney Fundamental Value Fund Inc.             1,417,974
   72,174   Smith Barney Government Securities Fund                705,859
   84,701   Smith Barney Growth and Income Fund                  1,415,356
  112,729   Smith Barney High Income Fund                        1,334,712
   54,399   Smith Barney Investment Grade Bond Fund                708,816
   54,821   Smith Barney Managed Governments Fund Inc.             703,906
   91,683   Smith Barney Managed Growth Fund                     1,417,427
   50,181   Smith Barney Special Equities Fund                   1,421,631
   58,285   Smith Barney World Funds, Inc. - Global
              Government Bond Portfolio                            702,911
   64,023   Smith Barney World Funds, Inc. - International
              Equity Portfolio                                   1,410,432
 -------------------------------------------------------------------------
            TOTAL UNDERLYING FUNDS (Cost--$13,106,303)          14,081,136
 -------------------------------------------------------------------------

   FACE
  AMOUNT                                                          VALUE
 -------------------------------------------------------------------------
 REPURCHASE AGREEMENT-- 4.1%
 $595,000   Chase Securities Inc., 5.713% due 8/1/97;
            Proceeds at maturity--$595,094;
            (Fully collateralized by U.S. Treasury Notes,
            6.375% due 9/30/01; Market value--$606,910)
            (Cost--$595,000)                                       595,000
 -------------------------------------------------------------------------
            TOTAL INVESTMENTS--100% (Cost--$13,701,303*)       $14,676,136
 -------------------------------------------------------------------------

 *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1997
 ...............................................................................

   SHARES                        DESCRIPTION                        VALUE
 ---------------------------------------------------------------------------
 UNDERLYING FUNDS--92.4%
     51,510   Smith Barney Appreciation Fund Inc.                $   817,979
     43,677   Smith Barney Convertible Fund                          815,017
    303,762   Smith Barney Diversified Strategic Income Fund       2,430,104
     73,955   Smith Barney Fundamental Value Fund Inc.               818,683
     89,141   Smith Barney Funds, Inc. - Equity Income
                Portfolio                                          1,634,852
    372,183   Smith Barney Funds, Inc. - Short Term U.S.
                Treasury Securities Portfolio                      1,522,232
     83,350   Smith Barney Government Securities Fund                815,166
     97,841   Smith Barney Growth and Income Fund                  1,634,938
    126,579   Smith Barney Managed Governments Fund Inc.           1,625,275
     74,664   Smith Barney Premium Total Return Fund               1,630,666
     55,318   Smith Barney Utilities Fund                            860,758
    113,846   Smith Barney World Funds, Inc. - International
                Balanced Portfolio                                 1,624,583
 ---------------------------------------------------------------------------
              TOTAL UNDERLYING FUNDS (Cost--$15,406,979)          16,230,253
 ---------------------------------------------------------------------------

    FACE
   AMOUNT                                                           VALUE
 ---------------------------------------------------------------------------
 REPURCHASE AGREEMENT--7.6%
 $1,337,000   Chase Securities Inc., 5.713% due 8/1/97;
              Proceeds at maturity--$1,337,212;
              (Fully collateralized by U.S. Treasury Notes,
              6.375% due 9/30/01; Market value--$1,363,763)
              (Cost--$1,337,000)                                   1,337,000
 ---------------------------------------------------------------------------
              TOTAL INVESTMENTS--100% (Cost--$16,743,979*)       $17,567,253
 ---------------------------------------------------------------------------

 *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1997
 ...............................................................................

  SHARES                       DESCRIPTION                       VALUE
 ------------------------------------------------------------------------
 UNDERLYING FUNDS--95.1%
   16,741   Smith Barney Convertible Fund                      $  312,384
   77,585   Smith Barney Diversified Strategic Income Fund        620,679
   17,073   Smith Barney Funds, Inc. - Equity Income
              Portfolio                                           313,122
   72,098   Smith Barney Funds, Inc. - Short-Term U.S.
              Treasury Securities Portfolio                       294,880
   31,927   Smith Barney Government Securities Fund               312,244
   13,120   Smith Barney High Income Fund                         155,346
   36,373   Smith Barney Managed Governments Fund Inc.            467,034
   14,293   Smith Barney Premium Total Return Fund                312,162
   10,024   Smith Barney Utilities Fund                           155,977
   10,902   Smith Barney World Funds, Inc. - International
              Balanced Portfolio                                  155,569
 ------------------------------------------------------------------------
            TOTAL UNDERLYING FUNDS (Cost--$2,983,262)           3,099,397
 ------------------------------------------------------------------------

   FACE
  AMOUNT                                                         VALUE
 ------------------------------------------------------------------------
 REPURCHASE AGREEMENT-- 4.9%
 $159,000   Chase Securities Inc., 5.713% due 8/1/97;
            Proceeds at maturity--$159,025;
            (Fully collateralized by U.S. Treasury Notes,
            6.375% due 9/30/01; Market value--$162,183)
            (Cost--$159,000)                                      159,000
 ------------------------------------------------------------------------
            TOTAL INVESTMENTS--100% (Cost--$3,142,262*)        $3,258,397
 ------------------------------------------------------------------------

 *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

THE SELECT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)                                JULY 31, 1997
 ...............................................................................

 SHARES                       DESCRIPTION                       VALUE
 -----------------------------------------------------------------------
 UNDERLYING FUNDS--94.8%
   4,357   Smith Barney Convertible Fund                      $   81,305
  40,389   Smith Barney Diversified Strategic Income Fund        323,111
   8,887   Smith Barney Funds, Inc. - Equity Income
             Portfolio                                           162,981
  77,042   Smith Barney Funds, Inc. - Short-Term U.S.
             Treasury Securities Portfolio                       315,103
  24,934   Smith Barney Government Securities Fund               243,855
  13,662   Smith Barney High Income Fund                         161,755
  18,937   Smith Barney Managed Governments Fund Inc.            243,150
   5,220   Smith Barney Utilities Fund                            81,222
 -----------------------------------------------------------------------
           TOTAL UNDERLYING FUNDS (Cost--$1,562,759)           1,612,482
 -----------------------------------------------------------------------

  FACE
 AMOUNT                                                         VALUE
 -----------------------------------------------------------------------
 REPURCHASE AGREEMENT--5.2%
 $88,000   Chase Securities Inc., 5.713% due 8/1/97;
           Proceeds at maturity--$88,014;
           (Fully collateralized by U.S. Treasury Notes,
           6.375% due 9/30/01; Market value--$89,761)
           (Cost--$88,000)                                        88,000
 -----------------------------------------------------------------------
           TOTAL INVESTMENTS--100% (Cost--$1,650,759*)        $1,700,482
 -----------------------------------------------------------------------

 *  AGGREGATE COST IS SUBSTANTIALLY THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                   JULY 31, 1997
 ...............................................................................

                                            SELECT         SELECT         SELECT         SELECT         SELECT
                                         HIGH GROWTH       GROWTH        BALANCED     CONSERVATIVE      INCOME
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost                   $8,974,311    $ 13,701,303   $ 16,743,979     $3,142,262    $ 1,650,759
-----------------------------------------------------------------------------------------------------------------
   Investments, at value                  $9,744,531    $ 14,676,136   $ 17,567,253     $3,258,397    $ 1,700,482
   Cash                                          691             399             75             --             --
   Receivable from manager                     8,362           7,048          7,192         10,457         10,698
   Dividends and interest receivables            125              94          4,251            905            923
-----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                            9,753,709      14,683,677     17,578,771      3,269,759      1,712,103
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased          249,446         460,285        533,056        143,599         80,051
-----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                         249,446         460,285        533,056        143,599         80,051
-----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                       $9,504,263    $ 14,223,392   $ 17,045,715     $3,126,160    $ 1,632,052
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares            $      845    $      1,274   $      1,542     $      286    $       150
   Capital paid in excess of par value     8,715,979      13,183,774     16,080,138      2,974,995      1,564,925
   Undistributed net investment income        17,219          63,511        140,761         34,744         17,254
   Net unrealized appreciation of
     investments                             770,220         974,833        823,274        116,135         49,723
-----------------------------------------------------------------------------------------------------------------
   TOTAL NET ASSETS                       $9,504,263    $ 14,223,392   $ 17,045,715     $3,126,160    $ 1,632,052
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING                           844,933       1,273,839      1,542,328        286,063        150,429
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE                    $11.25          $11.17         $11.05         $10.93         $10.85
-----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)       FOR THE PERIOD ENDED JULY 31, 1997(A)
 ...............................................................................

                                             SELECT           SELECT         SELECT         SELECT         SELECT
                                           HIGH GROWTH        GROWTH        BALANCED     CONSERVATIVE      INCOME
                                            PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income distributions from Underlying
      Funds                                  $ 16,840      $      62,450   $   140,498      $ 34,732       $ 17,202
   Interest                                     5,537              8,795         9,627         1,728            892
-------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME                     22,377             71,245       150,125        36,460         18,094
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Other expenses (Note 2)                      5,158              7,734         9,364         1,716            840
-------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES                               5,158              7,734         9,364         1,716            840
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                          17,219             63,511       140,761        34,744         17,254
-------------------------------------------------------------------------------------------------------------------
NET UNREALIZED GAIN (NOTE 3):
   Change in Net Unrealized
      Appreciation of Investments:
       Beginning of period                         --                 --            --            --             --
       End of period                          770,220            974,833       823,274       116,135         49,723
-------------------------------------------------------------------------------------------------------------------
   INCREASE IN NET UNREALIZED
    APPRECIATION                              770,220            974,833       823,274       116,135         49,723
-------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                       770,220            974,833       823,274       116,135         49,723
-------------------------------------------------------------------------------------------------------------------
 INCREASE IN NET ASSETS FROM OPERATIONS      $787,439      $   1,038,344   $   964,035      $150,879       $ 66,977
-------------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)    FOR THE PERIOD ENDED JULY 31,
1997(A)
 ...............................................................................

                                            SELECT         SELECT         SELECT         SELECT         SELECT
                                         HIGH GROWTH       GROWTH        BALANCED     CONSERVATIVE      INCOME
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                  $   17,219    $     63,511   $    140,761     $   34,744    $    17,254
   Increase in net unrealized
     appreciation                            770,220         974,833        823,274        116,135         49,723
-----------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS
    FROM OPERATIONS                          787,439       1,038,344        964,035        150,879         66,977
-----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares        8,802,379      13,254,232     16,366,403      3,373,181      1,610,728
   Cost of shares reacquired                 (85,555)        (69,184)      (284,723)      (397,900)       (45,653)
-----------------------------------------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
    FUND SHARE TRANSACTIONS                8,716,824      13,185,048     16,081,680      2,975,281      1,565,075
-----------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                     9,504,263      14,223,392     17,045,715      3,126,160      1,632,052
NET ASSETS:
   Beginning of period                            --              --             --             --             --
-----------------------------------------------------------------------------------------------------------------
   END OF PERIOD*                         $9,504,263    $ 14,223,392   $ 17,045,715     $3,126,160    $ 1,632,052
-----------------------------------------------------------------------------------------------------------------
 *INCLUDES UNDISTRIBUTED NET
   INVESTMENT INCOME OF:                     $17,219         $63,511       $140,761        $34,744        $17,254
-----------------------------------------------------------------------------------------------------------------

(a) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
 ...............................................................................

1. SIGNIFICANT ACCOUNTING POLICIES
The Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"). The Fund, a Maryland corporation, is registered under the Investment Act of 1940, as amended, as an open-end management investment company and consists of these portfolios and five other separate investment portfolios: High Growth, Growth, Balanced, Conservative and Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Smith Barney Mutual Funds Management Inc. or an affiliate of Smith Barney Inc. Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans. The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (b) dividend income is recorded on the ex-divided date and interest income is recorded on the accrual basis; (c) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (d) dividends and distributions to shareholders are recorded on the ex-dividend date; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (f) estimates and assumptions are required to be made regarding assets, liabilities and changes in the net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. MANAGEMENT AGREEMENT
Travelers Investment Advisor, Inc. ("TIA"), a subsidiary of Smith Barney Holdings Inc., acts as the investment manager for the Fund. Each Portfolio pays TIA a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted except for extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by TIA.

All officers and one director of the Fund are employees of Smith Barney Inc.

3. INVESTMENTS
During the period ended July 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

PORTFOLIO                                 PURCHASES     SALES
-------------------------------------------------------------------
Select High Growth                       $ 8,182,311          --
Select Growth                             13,106,303          --
Select Balanced                           15,406,979          --
Select Conservative                        2,983,262          --
Select Income                              1,562,759          --
-------------------------------------------------------------------

At July 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                         NET UNREALIZED
PORTFOLIO                                APPRECIATION    DEPRECIATION     APPRECIATION
----------------------------------------------------------------------------------------
Select High Growth                            $770,220            --         $770,220
Select Growth                                  974,833            --          974,833
Select Balanced                                823,274            --          823,274
Select Conservative                            116,135            --          116,135
Select Income                                   49,723            --           49,723
----------------------------------------------------------------------------------------

 ...............................................................................

4. REPURCHASE AGREEMENTS
The Portfolios purchase (and their custodian takes possession of ) U.S. government securities from banks and security dealers subject to agreements to resell the securities to sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at lease equal to the repurchase price.

5. CAPITAL SHARES
At July 31, 1997, the Fund had $5.5 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares for each portfolio were as follows:

                                             PERIOD ENDED
                                           JULY 31, 1997(A)
-------------------------------------------------------------
SELECT HIGH GROWTH PORTFOLIO:
  Shares sold                                    853,132
  Shares redeemed                                 (8,199)
-------------------------------------------------------------
  NET INCREASE                                   844,933
-------------------------------------------------------------
SELECT GROWTH PORTFOLIO:
  Shares sold                                  1,280,628
  Shares redeemed                                 (6,789)
-------------------------------------------------------------
  NET INCREASE                                 1,273,839
-------------------------------------------------------------
SELECT BALANCED PORTFOLIO:
  Shares sold                                  1,570,045
  Shares redeemed                                (27,717)
-------------------------------------------------------------
  NET INCREASE                                 1,542,328
-------------------------------------------------------------
SELECT CONSERVATIVE PORTFOLIO:
  Shares sold                                    324,096
  Shares redeemed                                (38,033)
-------------------------------------------------------------
  NET INCREASE                                   286,063
-------------------------------------------------------------
SELECT INCOME PORTFOLIO:
  Shares sold                                    154,846
  Shares redeemed                                 (4,417)
-------------------------------------------------------------
  NET INCREASE                                   150,429
-------------------------------------------------------------

(a) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997.

FINANCIAL HIGHLIGHTS
 ...............................................................................

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD:

                                             SELECT           SELECT        SELECT        SELECT          SELECT
                                           HIGH GROWTH        GROWTH       BALANCED    CONSERVATIVE       INCOME
                                            PORTFOLIO        PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                               (1)              (1)           (1)           (1)             (1)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $10.00              $10.00     $10.00        $10.00          $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income                        0.02                0.05       0.09          0.12            0.11
   Net realized and unrealized gain             1.23                1.12       0.96          0.81            0.74
--------------------------------------------------------------------------------------------------------------------
Total Income From Operations                    1.25                1.17       1.05          0.93            0.85
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
   Net investment income                          --                  --         --            --              --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                               --                  --         --            --              --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $11.25              $11.17     $11.05        $10.93          $10.85
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN++                                 12.50%              11.70%     10.50%         9.30%           8.50%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)             $9,504          $   14,223    $17,046        $3,126          $1,632
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS+:
   Expenses                                     0.35%               0.35%      0.35%         0.35%           0.35%
   Net investment income                        1.15                2.82       5.17          6.96            7.06
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            0%                % 0          0%            0%              0%
--------------------------------------------------------------------------------------------------------------------

(1) FOR THE PERIOD FROM FEBRUARY 5, 1997 (COMMENCEMENT OF OPERATIONS) TO JULY 31, 1997 (UNAUDITED).
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
 +   ANNUALIZED

DIRECTORS                         INVESTMENT ADVISER
Walter E. Auch                    AND ADMINISTRATOR
Martin Brody                      Travelers Investment Adviser,
Stephen E. Kaufman                Inc.
Armon E. Kamesar                  CUSTODIAN
Heath B. McLendon, CHAIRMAN       PNC Bank, N.A.
H. John Ellis, Jr.                SHAREHOLDER SERVICING AGENT
OFFICERS                          First Data Investor Services
Heath B. McLendon                 Group, Inc.
CHIEF EXECUTIVE OFFICER           P.O. Box 9134
Lewis E. Daidone                  Boston, MA 02205-9134
SENIOR VICE PRESIDENT             SMITH BARNEY CONCERT
AND TREASURER                     ALLOCATION SERIES INC.
Thomas B. Stiles II               388 Greenwich Street
INVESTMENT OFFICER                New York, New York 10013
R. Jay Gerken
VICE PRESIDENT AND
INVESTMENT OFFICER
Thomas M. Reynolds
CONTROLLER
Christina T. Sydor
SECRETARY

This report is submitted for the general information of
the owner of the Smith Barney Concert Allocation Series Inc.:                       [LOGO]
Select High Growth, Select Growth, Select Balanced, Select
Conservative and Select Income Portfolios. It is not                     Member NASD, SIPC
authorized for distribution to prospective investors unless     -C- 1996 Smith Barney Inc.
accompanied or preceded by an effective Prospectus for the                    FD01325 9/97
Fund, which contains information concerning the Fund's
investment policies, fees and expenses, as well as other
pertinent information.

[PHOTO]



                              SMITH BARNEY CONCERT
                              ALLOCATION SERIES INC.


                              o High Growth Portfolio

                              o Growth Portfolio

                              o Balanced Portfolio

                              o Conservative Portfolio

                              o Income Portfolio

                              SEMI-ANNUAL REPORT
                              July 31, 1997


                      Investment Strategies for Your Life


                        [LOGO] Smith Barney Mutual Funds
                               Investing for your future.
                               Every day.(SM)

Table of Contents


Letter to Shareholders ....................................................    1


An Interview with Portfolio Manager R. Jay Gerken, CFA ....................    5


The Concert Allocation Series Portfolios


      The High Growth Portfolio ...........................................    8


      The Growth Portfolio ................................................   13


      The Balanced Portfolio ..............................................   18


      The Conservative Portfolio ..........................................   23


      The Income Portfolio ................................................   28


Schedules of Investments ..................................................   33


Statements of Assets and Liabilities ......................................   38


Statements of Operations ..................................................   39


Statements of Changes in Net Assets .......................................   40


Notes to Financial Statements .............................................   42


Financial Highlights ......................................................   47


Directors and Officers ....................................................   52

[PHOTO]
Heath B. McLendon
Chairman
The Concert Allocation Series

[PHOTO]
Thomas B. Stiles II
Investment Officer
The Concert Allocation Series

Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Concert Allocation Series Inc. ("Concert Allocation Series") for the period ended July 31, 1997. In this report we summarize prevailing market and economic conditions and outline the investment strategy followed by the five of ten Concert Allocation Series Portfolios covered in this report. A detailed summary of each Portfolio's performance and current holdings can be found in the appropriate sections that follow. In addition, an interview with R. Jay Gerken, CFA, a Managing Director of Smith Barney, appears on page five.

The Performance of the Concert Allocation Series Portfolios*

Total Returns for the Six Months Ended 7/31/97

Portfolio                                        Class A**          Class A***
----------                                       ---------          ----------
High Growth                                        5.13%               10.64%
Growth                                             5.32                10.88
Balanced                                           4.71                10.23
Conservative                                       3.88                 8.76
Income                                             2.85                 7.67

* Performance numbers for the other classes of shares can be found beginning on page 10. ** These total return figures assume reinvestment of all dividends (if any) and reflect the deduction of the maximum front-end sales charge for each Portfolio's Class A shares: 5.00% for the High Growth, Growth and Balanced Portfolios and 4.50% for the Conservative and Income Portfolios. *** These total return figures do not reflect the deduction of a sales charge for each Portfolio's Class A shares. In addition, both columns of data represent past performance, which is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

As the extended bull market in U.S. stocks continues, we remain positive on the long-term prospects for financial assets. And while we certainly do not believe anyone has outlawed the business cycle, we expect the positive influences that have dominated the investment landscape to continue.

On the other hand, we have come a long, long way, and many of the tenets of the positive framework have become conventional wisdom. Valuations, especially those of the major multinationals that dominate the popular averages, would appear to generally reflect their franchise value and long-term growth potential. To us, this has two implications. The first is that the rate of ascent of stock prices is likely to slow dramatically. Second, market volatility could continue to increase, and the rise in stock prices could be punctuated by occasional setbacks brought about by periodic questioning of the current framework.

Fifteen years into one of the greatest bull markets in history, we think most investors understand the potential rewards of stock investing. However, the normal risks of investing, such as occasional market fluctuations (a condition we expect could increase in the coming months), may still not be fully appreciated.

                                                                             (1)

                       The Benefits of Long-Term Investing


  Growth of $10,000 Invested in the Standard & Poor's 500 Composite Stock Index,
    Lehman Government/Corporate Bond Index, Salomon Brothers World Government
         Bond Index and Morgan Stanley Capital International EAFE Index
                         (July 31, 1987 - July 31, 1997)
                                   (unaudited)
[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]

                              Lehman Government/           Salomon Brothers World
          S&P 500 Index       Corporate Bond Index         Government Bond Index          MSCI EAFE index
----------------------------------------------------------------------------------------------------------
7/87          $10,000                $10,000                       $10,000                   $10,000
1/88            8,191                 10,650                        10,627                     9,642
1/89            9,832                 11,225                        11,315                    12,395
1/90           11,251                 12,481                        11,997                    12,993
1/91           12,193                 13,857                        13,117                    10,701
1/92           14,955                 15,676                        14,581                    10,771
1/93           16,534                 17,491                        16,029                     9,700
1/94           18,659                 19,293                        17,751                    13,987
1/95           18,756                 18,693                        17,312                    13,401
1/96           25,999                 22,005                        20,352                    15,609
1/97           32,845                 25,531                        22,103                    15,956
7/97           40,248                 23,829                        23,232                    18,711


The Standard & Poor's 500 Composite Stock Index ("S&P 500") is a capitalization-weighted index of 500 widely held common stocks. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

Our goal in developing the Concert Allocation Series Portfolios was to maximize reward potential and minimize risk. Our emphasis on minimizing risk through diversification by investing in a wide range of asset classes remains the core strategy of the Concert Allocation Series.

The Nirvana Economy

The domestic markets have rewarded investors with a good year's performance over the six months ended July 31, 1997. The U.S. stock market returns were outstanding, with returns almost equal to those for the previous twelve months. And bond market returns, while more modest, actually exceeded last year's returns.

What drove these better than average numbers? An economy that has been described as somewhere between perfection and nirvana. Economic growth slowed to a 3.6% rate in the second quarter after stronger Gross Domestic Product ("GDP") growth in the previous two quarters. Inflation was contained, with the Consumer Price Index ("CPI") growing a mere 0.8% between January and July. And corporate earnings continued to surprise many analysts.

U.S. Markets

It wasn't clear at the beginning of the reporting period that things were going to turn out so swimmingly. The Federal Reserve Board ("Fed") raised interest rates at its March meeting, triggering a swoon in stock and bond prices. But


                                                                             (2)
shortly thereafter it became clear that the economy was slowing, so that the Fed seemed unlikely to raise rates again in the near future.

The Fed's move last March to increase interest rates was due to two strong quarters of over 4% growth, in the fourth quarter of 1996 and the first quarter of 1997. The Fed reacted at least in part to a "growth scare," a fear that the economy was growing too quickly and that inflation might be reignited. The Fed's previous move, however, had been to lower interest rates. In January 1996 the Fed was reacting to a different set of economic statistics, which indicated that the economy was growing too slowly. One could call this a "slowdown fear." By skillfully navigating between growth scares and slowdown fears, the Fed has helped engineer one of the longest postwar economic expansions. It is now more than six years since the last economic recession.

So the U.S. economy has been nothing short of amazing. We believe that this long economic expansion would not have been possible without the Fed's skillful navigation; we also believe that it would not have been possible without changes in technology and world trade.

Companies have made accelerated investments in technology over the last decade. It now appears that these investments are finally paying off in increased productivity. This higher productivity has not yet been fully captured in government statistics, however, as the official numbers have a difficult time recording the improvements in the service side of the economy. Instead, this increased efficiency has shown up most completely in earnings reports. Companies are surprising investors with their rates of profit growth and margin increases, attesting to corporations' success in realizing the benefits of their technology investments.

But the changes in world trade may be even more profound than the progress in technology. The end of the cold war has opened up vast areas of the world. New markets are available for the sale of goods and services. New sources of labor are available: plentiful, educated and inexpensive. Almost every country in the world is welcoming capital investment, including some that are still nominally Communist governments.

These technological and trade forces have had two beneficial results: low inflation and strong corporate profits. Inflation is low as measured by the CPI. As noted, it ran just 0.8% over the last six months -- a 1.6% annual rate. In fact, we believe that the CPI actually overstates inflation, perhaps by as much as 2%. If we are right, "true" inflation was actually below zero -- so we actually had a mild instance of deflation over the last six months.

Some have voiced fears that low inflation, let alone deflation, might prove negative for corporate profits. This has not been the case. In the latest quarter, over 60% of the companies in the S&P 500 reported earnings ahead of analysts' expectations. Analysts have miscalculated the benefits of corporate investments in technology. They have also missed the benefits of increased sales and cheaper sources for goods and labor in the international marketplace.

Perhaps nirvana is an economic overstatement, for not everyone has shared in its benefits. But the economy has been on a wonderful roll. And as long as the fundamentals of reasonable growth, low inflation and strong corporate earnings stay in place, we anticipate that the stock and bond markets will remain attractive to long-term investors.

International Markets

During the reporting period, the global equity markets continued to participate in the liquidity rally. In our view, the predominant themes at work today in the stock markets are unprecedented corporate restructuring moves, companies focusing on their core business strengths, and more individuals and institutions gravitating toward stocks. These are positive long-term trends that should support the equity markets for the foreseeable future.


                                                                             (3)

One of the major issues that Europe faced during the period under review was whether the European Monetary Union ("EMU") would continue. The debate over the future of the EMU overlooks the austerity of governments and the forced re-engineering of companies that together are having a beneficial effect on many stock prices.

Over the past six months, the Pacific Rim markets have generally been disappointing. The slowdown of the "Tiger" economies, coupled with growing macroeconomic imbalances and speculative attacks, has brought several market economies to their knees. Since July 1, 1997, the Thai currency has devalued roughly 20% which also led to lower Philippine, Indonesian and Malaysian currencies as well. Hong Kong/China, leveraged mightily to U.S. interest rates, has benefited from the recent bond market rally in the United States.

Interestingly, during the first half of 1997 the Japanese market was one of the world's strongest, rising over 20% in U.S. dollar terms, half from local market appreciation and half from a firming of the yen against the dollar. Latin American and other emerging markets were favorites during the reporting period. This region is clearly recovering.

After the steady gains witnessed during 1996, the global bond market returns were mixed during the early months of 1997. Several factors became increasingly prominent in determining overall performance. First and most importantly, the Fed's decision to raise official interest rates, although widely discounted, signalled a halt to rising bond prices around the globe.

In Europe, investors generally perceived that interest rates had bottomed in the core economies of Germany, France and the United Kingdom, although the prospect of a shift to higher official interest rates remained remote. Moreover, in the case of the southern European and Scandinavian economies it seemed likely that there was still scope for further monetary easing, given the improving inflation outlook and the ongoing impetus towards the EMU. There was some profit-taking across the board in many higher-yielding bond markets and currencies that was triggered by concern that the EMU criteria for admission could not be realistically met before the 1999 deadline.

Conclusion

Our aim with the Concert Allocation Series still is to offer investors a series of diversified portfolios to help them fulfill their long-term investment needs with less market turbulence. While we are positive about the long-term outlook for financial assets in general and stocks in particular, we expect volatility in the financial markets to increase and the benefits of diversifying across a broad range of asset classes to become even more apparent.

Thank you for investing with us. We look forward to helping you reach your financial goals through all types of market conditions.



Sincerely,

/s/Heath B. McLendon                                   /s/Thomas B. Stiles II
---------------------                                  -----------------------
Heath B. McLendon                                      Thomas B. Stiles II
Chairman                                               Investment Officer


August 25, 1997



                                                                             (4)

[PHOTO]

R. Jay Gerken, CFA



An Interview with Portfolio Manager R. Jay Gerken, CFA

R. Jay Gerken, CFA, has over seventeen years of Wall Street experience and is a Managing Director of Smith Barney. Mr. Gerken holds a B.A. in history from Brown University and an M.B.A. from Harvard University. He is currently responsible for managing more than $400 million in mutual fund assets for Smith Barney and is the portfolio manager of the Smith Barney Growth and Income Fund, which is represented in the High Growth, Growth and Balanced Portfolios of the Concert Allocation Series.

--------------------------------------------------------------------------------

Jay, could you provide some perspective on the recent performance of the financial markets? How are events in the financial marketplace affecting the average investor?

Jay: The big story, of course, is the historic climb of the U.S. stock market. As most investors know, large-cap stocks have been roaring ahead. For the most part that's very good news, because almost all of us benefit from a bull market. But unfortunately, many investors may be getting a somewhat warped view of the markets. The perception right now is that "as long as I own large-cap U.S. stocks, I'm going to make a lot of money."

What would you say to investors who believe that the large-cap stock rally will never end?

Jay: There are two misconceptions at work here. One is that large-cap U.S. stocks will continue moving up in a straight line forever. Obviously, that isn't going to happen. The second is that large-cap U.S. stocks will continue to outperform all other investment options year after year. Even if the S&P 500 continues to do well--and we have a generally positive outlook at Smith Barney--there are many other sectors that are poised to do even better. Those sectors include small-cap stocks, international stocks and other asset classes.

In other words, most investors would be well advised to keep a portion of their portfolio in blue-chip stocks, but not ignore the other asset classes?

Jay: That's right. Since the first quarter of 1995, investors have been rewarded for failing to diversify, for staying with the best-performing asset class--large-cap domestic stocks--and more or less ignoring all other options. When investors have done this in the past, the consequences have been rather unpleasant. We are a little concerned that the lessons of history are being lost in stock market euphoria.


                                                                             (5)

How would you describe the Concert Allocation Series approach to diversification? Could you tell us how and why Smith Barney Mutual Funds developed the various Portfolios?

Jay: When we put the Concert Allocation Series Portfolios together, we looked at historical returns and volatility in a number of different ways. We examined the track records for individual mutual funds and closely analyzed broader trends in stocks, bonds and cash. But we also looked carefully at subcategories within those basic groups: large-cap stocks versus small-caps; domestic equities versus international; government bonds versus corporate bonds. The Concert Allocation Series Portfolios are designed to blend the advantages of these investments into one convenient vehicle.

Jay, what does all this mean for investors in terms of performance and volatility?

Jay: The Concert Allocation Series was created to help investors achieve certain basic investment goals such as growth, income, relative safety of principal or some combination of these three. By design, an investment in a particular Concert Allocation Series Portfolio is likely to be less volatile than an investment in a single asset type, a particular mutual fund or a specific financial market. With respect to investment returns, the performance of each Concert Allocation Series Portfolio is designed to rank somewhere in the middle of the asset classes in which it invests, performing below the best markets but better than the worst ones. We all dream of hitting home runs, but more often than not, when it comes to long-term investing success, singles and doubles usually win the game.

Do most investors understand this "slow and steady" approach?

Jay: Yes, for the most part they do. But there may be some misconceptions that the various Concert Allocation Series Portfolios are supposed to outperform various markets or indexes, whether that's blue-chip stocks, small-cap stocks or global bonds. The truth is that we created the Concert Allocation Series to be something of a risk-control vehicle. We wanted to give investors a way to achieve steady growth with reduced volatility over the long haul. The Portfolios should not be viewed as a means of cashing in on soaring markets or hot securities.


                                                                             (6)

Jay, with U.S. stocks doing so well, aren't you tempted to rebalance the Portfolios to take advantage of recent trends in the market?

Jay: No. That goes against our entire philosophy. We think chasing hot trends or strong markets is a terrible way to achieve your financial goals. That's because it's virtually impossible to predict what's going to be the best-performing asset class with any degree of consistency. Conversely, it's equally difficult to predict what will be the worst-performing asset class. So if you want to avoid climbing on the rocket right before it fizzles, you've got to be diversified. Over the long term, we believe the Concert Allocation Series Portfolios give investors a very accessible, understandable and efficient vehicle to do that.

Jay, some investors still believe they can predict the market. In fact, well-known market gurus and observers continue to have large and dedicated followings.

Jay: We don't know anyone who can consistently predict which asset class is going to be hot and which is going to be cold. Mind you, there's no shortage of self-proclaimed experts who claim they can do this, and they'll be happy to share that information with you in a newsletter that costs $69.95 per year. But if these folks are so smart, you have to wonder why they're chasing checks for $69.95 instead of just tending to their own fortunes.

What final thoughts would you like to leave with shareholders?

Jay: We want shareholders to know that we are holding true to the principles behind the development of the Concert Allocation Series Portfolios. These principles are centered around three important concepts: time, reward and risk. The Concert Allocation Series is a long-term investment that has been designed to reduce overall market volatility. Moreover, the Concert Allocation Series will generally achieve returns roughly in the middle of the asset classes in which it invests. Fundamentally, each Concert Allocation Series Portfolio is a convenient, one-step program that provides investors with the benefits of judicious asset allocation. We think the various Portfolios are ideal vehicles for helping investors reach their long-term investment goals.



                                                                             (7)

                           THE HIGH GROWTH PORTFOLIO

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


================================================================================
                            Target Asset Allocation
================================================================================
                              Bond Funds      10%
                              Stock Funds     90%

The High Growth Portfolio seeks capital appreciation by investing a high percentage of its assets in aggressive equity funds.

--------------------------------------------------------------------------------

The High Growth Portfolio

The High Growth Portfolio seeks capital appreciation. Among the Portfolios of the Concert Allocation Series, the High Growth Portfolio invests the highest percentage of its assets in aggressive equity mutual funds. This includes mutual funds that focus on smaller, more speculative companies as well as mid-sized (or larger) companies with the potential for rapid growth. Moreover, a significant portion of the Portfolio is invested in international or emerging markets funds in order to achieve a greater level of diversification.

================================================================================
                                Portfolio Update
================================================================================

The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large capitalization, blue chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

Stronger earnings and increased valuations have elevated many U.S. large-capitalization stocks. Although based in the U.S., these companies have powerful global franchises. This wider scope gives them increased opportunities both to grow revenues -- by reaching international customers and to control expenses -- and by outsourcing production to the most efficient locales. Analysts have consistently underestimated the ability of these large-cap companies to grow earnings. Due to these companies' higher earnings and increased ability to control their destinies, investors have rewarded them with stepped-up valuations.

Many non-U.S. markets also performed well during the period under review, and internationally focused funds for the most part participated in these healthy gains. Most foreign stock markets enjoyed a strong second quarter of 1997, and Latin America in particular advanced by roughly 22% during the second quarter. However, most non-U.S. markets continued to lag the U.S. market.

The funds within the High Growth Portfolio that invest in large-cap, mid-cap and international stocks participated in the strong returns generated by the markets over the past six months. However, the portion of the Portfolio investments allocated to a small-capitalization stock fund underperformed the broader small-cap market. The allocation among the individual funds within the High Growth Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series High Growth Portfolio's Class A shares generated a total return of approximately 10.64% for the six months ended July 31, 1997, before the effect of any sales charges is deducted. The chart that appears on page 12 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio. Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on long-term investment goals.

--------------------------------------------------------------------------------

The Target Asset Allocation set forth above represents an approximate mix of investments for the High Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.


                                                                             (8)

The Concert Allocation Series High Growth Portfolio Breakdown (as of 7/31/97)

[THE FOLLOWING PAGE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
                                20% Smith Barney
                           Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Intel Corp.
  Quantum Corp. Delaware
  EVI Inc.
  United Healthcare
  Westinghouse Electric Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                20% Smith Barney
                              Special Equities Fund
--------------------------------------------------------------------------------
 Top 5 Holdings:
  Starbucks Corp.
  Planet Hollywood International Inc.
  Callaway Golf Co.
  Gucci Group NV
  Evergreen Media Corp.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          20% Smith Barney World Funds-
                         International Equity Portfolio
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Telefonaktiebolaget LM Ericsson Class B
  Novartis AG Registered Shares
  Nokia OY AB Class A Shares
  NTT Data Communications Systems Co.
  Rohm Company Ltd.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Allstate Corp.
  Mobil Corp.
  Xerox Corp.
  General Electric Co.
  Johnson & Johnson
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Hewlett Packard Co.
  General Electric Co.
  NationsBank Corp.
  Monsanto Co.
  Coca-Cola Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Aluminum Co. of America
  Adobe Systems
  Newmont Mining Corp.
  Wal-Mart Corp.
  American Express Co.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------

Top 5 Holdings:
  Time Warner Inc.
  Nextel Communications
  First Nationwide
  Indah Kiat International
  Terex Corporation
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                               Managed Growth Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Forest Labs Inc. Class A Shares
  United Healthcare
  Stratus Computer
  Wellpoint Health Network
  Humana Inc.
--------------------------------------------------------------------------------

                                                                             (9)

                           THE HIGH GROWTH PORTFOLIO



Historical Performance--Class A Shares
-------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
-------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.41               $13.73            $0.00         $0.00       10.64%+
-------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.41             0.20          0.04       11.04+
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                   $0.20         $0.04
-------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class B Shares
-------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.41               $13.68          $0.00           $0.00         10.23%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.41           0.07            0.04          9.91+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.07           $0.04
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class C Shares
-------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.42               $13.69          $0.00           $0.00         10.23%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.42           0.07            0.04         10.00+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.07           $0.04
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class Z Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.41               $13.75          $0.00           $0.00         10.80%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                12.24                12.41           0.00            0.00          1.39+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.00           $0.00
---------------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


                                                                            (10)

Average Annual Total Return
--------------------------------------------------------------------------------

                                                                                  Without Sales Charge(1)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                  10.64%             10.23%            10.23%             10.80%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         27.67              26.72             26.81               N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                         14.87              13.80             13.85              12.34+
---------------------------------------------------------------------------------------------------------------------------

                                                                                  Without Sales Charge(2)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   5.13%              5.23%             9.23%             10.80%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         21.26              21.72             25.81               N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                         10.97              11.25             13.85              12.34+
---------------------------------------------------------------------------------------------------------------------------

Cumulative Total Return
--------------------------------------------------------------------------------
                                                         Without Sales Charge(1)
--------------------------------------------------------------------------------
Class A (Inception* through 7/31/97)                               22.85%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/97)                               21.16
--------------------------------------------------------------------------------
Class C (Inception* through 7/31/97)                               21.25
--------------------------------------------------------------------------------
Class Z (Inception* through 7/31/97)                               12.34+
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (11)

Growth of $10,000 Invested in Class A, B and C Shares of the High Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Salomon Brothers High Yield Market Index
--------------------------------------------------------------------------------
February 5, 1996 -- July 31, 1997 (unaudited)

  [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]

               High               High             High              Standard &          Russell     MSCI      Salomon Brothers
         Growth Portfolio  Growth Portfolio  Growth Portfolio        Poor's 500            2000      EAFE       High Yield
           Class A Shares   Class B Shares   Class C Shares     Composite Stock Index     Index      Index      Market Index
           --------------   --------------   --------------     ---------------------     -----      -----      ------------
2/5/96        $ 9,500        $10,000             $10,000             $10,000             $10,000    $10,000        $10,000
4/96           10,042         10,026              10,426              10,340              11,085     10,552         10,009
7/96            9,142          9,083               9,466              10,175              10,084     10,119         10,208
10/96           9,791          9,719              10,128              11,277              10,916     10,311         10,676
1/97           10,549         10,491              10,900              12,630              11,897     10,220         11,049
4/97            9,996          9,998              10,398              12,935              11,092     10,487         11,201
7/31/97        11,671         11,716              12,125              15,476              13,452     11,985         11,886

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") consists of the equity total returns for Europe, Australia and the Far East. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (12)

                              THE GROWTH PORTFOLIO

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


================================================================================
                             Target Asset Allocation
================================================================================

                                 Bond Funds   30%
                                 Stock Funds  70%

The Growth Portfolio seeks long-term growth of capital by investing primarily in funds containing the issues of more established companies.
--------------------------------------------------------------------------------

The Growth Portfolio

The Growth Portfolio seeks long-term growth of capital. Among the Portfolios of the Concert Allocation Series, the Growth Portfolio invests the highest percentage of its assets in large capitalization stock mutual funds, to provide growth. The Portfolio's equity allocation also includes funds that invest in small- and mid-cap stocks and international securities. In addition, a significant portion of the Growth Portfolio is also allocated to bonds, to help reduce volatility.

================================================================================
                                Portfolio Update
================================================================================

The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities. While small- and mid-cap stocks generated competitive returns during the reporting period, they still underperformed large-cap ones.

With respect to bonds, low inflation coupled with a declining federal budget deficit provided support for the bond market. Bond investors enjoyed solid single-digit gains that seemed modest in comparison to the extended bull market in U.S. stocks the first seven months of 1997.

Stronger earnings and increased valuations have elevated many large U.S. capitalization stocks. Although based in the U.S., these companies have powerful global franchises. This wider scope gives them increased opportunities to both grow revenues -- by reaching international customers and to control expenses -- and by outsourcing production to the most efficient locales. Analysts have consistently underestimated the ability of these large-cap companies to grow earnings. Due to their higher earnings and increased ability to control their destinies, investors have rewarded these companies with stepped-up valuations.

Many non-U.S. markets also performed well during the period under review and internationally-focused funds for the most part participated in these healthy gains. Most foreign stock markets enjoyed strong performances with Latin America in particular advanced by roughly 22% during the first half of this time. However, most other markets continued to lag the U.S. market.

The funds within the Growth Portfolio that invest in large- and mid-cap and international stocks participated in the solid gains from the markets over the past six months. However, the portion of the Portfolio allocated to a small-capitalization stock fund underperformed the broader small-cap market. The allocation among the individual funds with the Growth Portfolio has remained relatively the same during the reporting period.

The Concert Allocation Series Growth Portfolio's Class A shares posted a total return of approximately 10.88% for the six months ended July 31, 1997, before the effect of any sales charges is deducted. The chart that appears on page 17 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

--------------------------------------------------------------------------------

The Target Asset Allocation set forth above represents an approximate mix of investments for the Growth Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.


                                                                            (13)

The Concert Allocation Series Growth Portfolio Breakdown (as of 7/31/97)

[THE FOLLOWING PAGE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


--------------------------------------------------------------------------------
                                10% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Allstate Corp.
  Mobil Corp.
  Xerox Corp.
  General Electric Co.
  Johnson & Johnson
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Aluminum Co. of America
  Adobe Systems
  Newmont Mining Corp.
  Wal-Mart Corp.
  American Express Co.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                               Managed Growth Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Forest Labs Inc. Class A
  United Healthcare
  Stratus Computer
  Wellpoint Health Network
  Humana Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          10% Smith Barney World Funds-
                         International Equity Portfolio
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Telefonaktiebolaget LM Ericsson Class B
  Novartis AG Registered Shares
  Nokia OY AB Class A shares
  NTT Data Communications Systems Co.
  Rohm Company Ltd.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                           Aggressive Growth Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Intel Corp.
  Quantum Corp. Delaware
  EVI Inc.
  United Healthcare
  Westinghouse Electric Co.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                              Special Equities Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Starbucks Corp.
  Planet Hollywood International Inc.
  Callaway Golf Co.
  Gucci Group NV
  Evergreen Media Corp.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Hewlett-Packard Co.
  General Electric Co.
  NationsBank Corp.
  Monsanto Co.
  Coca-Cola Co.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Time Warner Inc.
  Nextel Communications
  First Nationwide
  Indah Kiat International
  Terex Corp.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          5% Smith Barney World Funds-
                        Global Government Bond Portfolio
--------------------------------------------------------------------------------

 Top 5 Country Holdings:
  United States
  Japan
  Italy
  Great Britain
  Belgium
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------

 Sector Breakdown:
   61.1% U.S. Treasuries
   28.9% Mortgage-Backed Securities
   10.0% Other
 Credit Quality:
  90% AAA-Rated-All Treasury-GNMAs
 Average Maturity:
  18.93 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------

 Sector Breakdown:
  41% U.S. Treasuries
  59% Mortgage-Backed Securities
 Credit Quality:
   100% AAA-Rated
 Average Weighted Maturity:
  10 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Investment Grade Bond Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  U.S. Treasury Strips
  NationsBank Corp.
  Time Warner Inc.
  IBM Corp.
  American General
--------------------------------------------------------------------------------




                                                                            (14)

THE GROWTH PORTFOLIO



Historical Performance--Class A Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.32               $13.66          $0.00           $0.00         10.88%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.32           0.31            0.02         11.08+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.31           $0.02
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.33               $13.62          $0.00           $0.00         10.46%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.33           0.22            0.02         10.32+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.22           $0.02
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class C Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.33               $13.62          $0.00           $0.00         10.46%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.33           0.22            0.02         10.32+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.22           $0.02
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class Z Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.32               $13.67          $0.00           $0.00         10.96%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                12.18                12.32           0.00            0.00          1.15+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.00           $0.00
---------------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


                                                                            (15)

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Without Sales Charge(1)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                  10.88%             10.46%            10.46%             10.96%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         26.37              25.50             25.50                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                         15.06              14.24             14.24              12.23+
---------------------------------------------------------------------------------------------------------------------------
                                                                                  Without Sales Charge(2)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   5.32%              5.46%             9.46%             10.96%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         20.10              20.50             24.50                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                         11.15              11.71             14.24              12.23+
---------------------------------------------------------------------------------------------------------------------------

Cumulative Total Return
--------------------------------------------------------------------------------
                                                         Without Sales Charge(1)
--------------------------------------------------------------------------------
Class A (Inception* through 7/31/97)                               23.16%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/97)                               21.87
--------------------------------------------------------------------------------
Class C (Inception* through 7/31/97)                               21.87
--------------------------------------------------------------------------------
Class Z (Inception* through 7/31/97)                               12.23+
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (16)

Growth of $10,000 Invested in Class A, B and C Shares of the Growth Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Russell 2000 Index, Morgan Stanley Capital International EAFE Index and Lehman Government/Corporate Bond Index
--------------------------------------------------------------------------------
February 5, 1996 -- July 31, 1997 (unaudited)


[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]


                                                                      Standard &         Russell     MSCI      Lehman Government/
         Growth Portfolio  Growth Portfolio  Growth Portfolio        Poor's 500            2000      EAFE       Corporate Bond
           Class A Shares   Class B Shares   Class C Shares     Composite Stock Index     Index      Index       Index
           --------------   --------------   --------------     ---------------------     -----      -----     ------------------
2/5/96        $ 9,500        $10,000             $10,000             $10,000             $10,000    $10,000        $10,000
4/96            9,775          9,772              10,172              10,340              11,085     10,552          9,639
7/96            9,258          9,225               9,613              10,175              10,084     10,119          9,473
10/96           9,875          9,833              10,242              11,277              10,916     10,311          9,064
1/97           10,552         10,532              10,932              12,630              11,897     10,220          9,118
4/97           10,270         10,310              10,710              12,935              11,092     10,487          9,160
7/31/97        11,700         11,787              12,187              15,476              13,452     11,985          9,643

The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Russell 2000 Index is a capitalization-weighted total return index which is comprised of 2,000 of some of the smaller-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and Nasdaq. The Morgan Stanley Capital International EAFE Index ("MSCI EAFE") is a composite index that consists of equity total returns for Europe, Australia and the Far East. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (17)

                             THE BALANCED PORTFOLIO



  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]


================================================================================
                             Target Asset Allocation
================================================================================
                         Bond Fund     50%

                         Stock Funds   50%

The Balanced Portfolio seeks a balance of capital growth and income by placing equal emphasis on funds investing in stocks and bonds.
--------------------------------------------------------------------------------


The Balanced Portfolio

The Balanced Portfolio seeks long-term growth of capital and income, placing equal emphasis on current income and capital appreciation. The Balanced Portfolio, as its name states, divides its assets roughly especially between equity and fixed-income mutual funds. The equity funds are primarily large-capitalization, dividend-paying stock funds. The fixed income portion of the Portfolio is mainly invested in funds that invest in U.S. government and Agency securities, as well as mortgage-backed securities.

================================================================================
                                Portfolio Update
================================================================================

The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

While the first half of 1997 witnessed a continuation of the bull market in U.S. stocks, bond investors enjoyed solid single-digit gains that seemed modest by comparison. Low inflation coupled with a declining budget deficit provided support for the bond market during the period under review.

The assets in the Balanced Portfolio are split between stock and bond funds, with most of the Portfolio's assets invested in domestic securities. The healthy double-digit returns from the stock funds within the Balanced Portfolio were somewhat offset by the mostly single-digit returns from its underlying bond funds. Overall, the Balanced Portfolio turned in a competitive performance during the reporting period. The allocation among individual funds within the Balanced Portfolio has remained relatively unchanged during the past six months.

The Concert Allocation Series Balanced Portfolio's Class A shares had a total return of approximately 10.23% for the six months ended July 31, 1997, before the effect of any sales charges is deducted. The chart that appears on page 22 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on achieving long-term investment goals.

--------------------------------------------------------------------------------
The Target Asset Allocation set forth above represents an approximate mix of investments for the Balanced Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.


                                                                            (18)

The Concert Allocation Series Balanced Portfolio Breakdown (as of 7/31/97)

[THE FOLLOWING PAGE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
                                10% Smith Barney
                              Growth & Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Hewlett Packard Co.
  General Electric Co.
  NationsBank Corp.
  Monsanto Co.
  Coca-Cola Co.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             10% Smith Barney Funds-
                             Equity Income Portfolio
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Xerox Corp.
  Bristol-Myers Squibb & Co.
  American Home Products
  Unilever NV
  Bantor International
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                            Premium Total Return Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Student Loan Marketing Association
  Loews Corp.
  Lehman Brothers Holdings
  Unilever NV
  Bantor International
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                15% Smith Barney
                        Diversified Strategic Income Fund
--------------------------------------------------------------------------------

 Portfolio Composition:
 37.9% U.S. Government & Mortgage Securities
   33.2% Mortgage-Backed Securities
   4.7% U.S. Treasuries

 20.0% High Yield Corporate Bonds
 35.3% Foreign Government Bonds
  6.8% Other

 Top 5 Holdings:
   Nextel Communications Inc.
   Indah Kiat Internatioal Finance Co.
   Clearnet Communications
   Terex Corporation
   Millicom International Cellular

 Top 5 Countries:
   United Kingdom
   Germany
   Canada
   Spain
   Australia

 Average Weighted Maturity:
 17.92 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                10% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------

 Sector Breakdown:
  41% U.S. Treasuries
  59% Mortgage-Backed Securities

 Credit Quality:
 100% AAA-Rated

 Average Weighted Maturity:
  10 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        10% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------

 Sector Breakdown:
  98.25% U.S. Treasuries
   1.75% Repurchases

 Credit Quality:
 100% AAA-Rated

 Average Weighted Maturity:
   4.88 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------
 Sector Breakdown:
  61.1% U.S. Treasuries
  28.9% Mortgage-Backed Securities
  10.0% Other

 Credit Quality:
 100% AAA-Rated

 Average Weighted Maturity:
  10 Years
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  FPL Group
  American Electric Power
  NIPSCO Industries
  Cinergy Corp.
  Texas Utilities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Grand Metropolitan PLC
  Airborne Freight Corp.
  INCO Ltd.
  Tenet Healthcare Corp.
  Corning Delaware LP
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                           Fundamental Value Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Aluminum Co. of America
  Adobe Systems
  Newmont Mining Corp.
  Wal-Mart Corp.
  American Express Co.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 5% Smith Barney
                             Appreciation Fund Inc.
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Allstate Corp.
  Mobil Corp.
  Xerox Corp.
  General Electric Co.
  Johnson & Johnson
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          10% Smith Barney World Funds-
                        International Balanced Portfolio
--------------------------------------------------------------------------------

 Top 5 Country Holdings:
  Japan
  United Kingdom
  Italy
  Netherlands
  Germany
--------------------------------------------------------------------------------


                                                                            (19)

                             THE BALANCED PORTFOLIO



Historical Performance--Class A Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.14               $13.13          $0.24           $0.00         10.23%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.14           0.45            0.00         10.64+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.69           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.14               $13.12          $0.19           $0.00          9.77%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.14           0.37            0.00          9.90+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.56           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class C Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.14               $13.12          $0.19           $0.00          9.77%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.40                12.14           0.37            0.00          9.90+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.56           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class Z Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $12.13               $13.12          $0.25           $0.00         10.38%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                12.10                12.13           0.00            0.00          0.25+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.25           $0.00
---------------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.



                                                                            (20)

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                                Without Sales Charge(1)
                                                         ------------------------------------------------------------------
                                                         Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                10.23%             9.77%              9.77%           10.38%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                       21.80             20.89              20.89              N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                       14.31             13.47              13.47            10.65+
---------------------------------------------------------------------------------------------------------------------------
                                                                                Without Sales Charge(2)
                                                         ------------------------------------------------------------------
                                                         Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                 4.71%             4.77%              8.77%           10.38%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                       15.74             15.89              19.89              N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                       10.43             10.92              13.47            10.65+
---------------------------------------------------------------------------------------------------------------------------


Cumulative Total Return
--------------------------------------------------------------------------------
                                                         Without Sales Charge(1)
--------------------------------------------------------------------------------
Class A (Inception* through 7/31/97)                            21.96%
--------------------------------------------------------------------------------
Class B (Inception* through 7/31/97)                            20.64
--------------------------------------------------------------------------------
Class C (Inception* through 7/31/97)                            20.64
--------------------------------------------------------------------------------
Class Z (Inception* through 7/31/97)                            10.65+
--------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00%; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.

                                                                            (21)

Growth of $10,000 Invested in Class A, B and C Shares of the Balanced Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Brothers One-Year Treasury Bill Index and Salomon Brothers World Government Bond Index
--------------------------------------------------------------------------------
February 5, 1996 -- July 31, 1997 (unaudited)

[THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL]

                                                                                                              Salomon      Salomon
                                                                                                              Brothers     Brothers
              Balanced           Balanced        Balanced           Standard &          Lehman Government/    One Year     Global
             Portfolio           Portfolio       Portfolio          Poor's 500            Corporate Bond      Treasury     Bond
           Class A Shares     Class B Shares   Class C Shares   Composite Stock Index        Index            Bill Index   Index
           --------------     --------------   --------------   ---------------------   ------------------    ----------   --------
2/5/96         $ 9,500         $10,000             $10,000        $10,000                  $10,000             $10,000       $10,000

4/96             9,533           9,520               9,920         10,340                    9,639              10,078         9,895

7/96             9,513           9,486               9,881         10,175                    9,473              10,214        10,167

10/96           10,062          10,037              10,437         11,277                    9,064              10,410        10,440

1/97            10,511          10,490              10,890         12,630                    9,118              10,551        10,568

4/97            10,562          10,615              11,015         12,935                    9,160              10,683        10,668

7/31/97         11,587          11,664              12,064         15,476                    9,643              10,892        11,108


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 5.00% sales charge at the time of investment for Class A shares, the deduction of the maximum 5.00% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury bill whose return is tracked until its maturity. The Salomon Brothers World Government Bond Index is a market-capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (22)

                           THE CONSERVATIVE PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

               Stock Funds                        30%
               Bond Funds                         70%


The Conservative Portfolio seeks income and, secondarily, long-term growth of capital by investing the majority of its assets in funds that invest in bonds.

--------------------------------------------------------------------------------

The Conservative Portfolio

The Conservative Portfolio seeks income and, secondarily, long-term capital growth. Among the Portfolios of the Concert Allocation Series, the Conservative Portfolio consists primarily of taxable fixed income funds, with a significant portion invested in stock funds that invest primarily in large-capitalization U.S. stocks.



================================================================================
                                Portfolio Update
================================================================================

The last six months has seen most major stock markets turning in solid performances with the U.S. stock market, as measured by the Standard & Poor's 500 Composite Stock Index, continuing its extended climb. While the second quarter of 1997 was the best quarter for the U.S. stock market in more than ten years, the performance of individual sectors, and individual stocks, varied dramatically during the reporting period. Large-capitalization, blue-chip domestic stocks that dominate the popular market averages outperformed most other types of equities.

With respect to bonds, low inflation coupled with a declining budget deficit provided support for the bond market during the period under review. Bond investors enjoyed solid single-digit gains that seemed modest by comparison to the extended bull market in U.S. stocks in the first seven months of 1997.

The funds within the Conservative Portfolio that invest in bonds had modest, single-digit returns. The stock portion of the Portfolio is mostly invested in large-cap, dividend-paying stocks and thus participated in the healthy returns from the stock market during the reporting period. Overall, the Conservative Portfolio turned in a competitive performance during the reporting period. The allocation among individual funds within the Conservative Portfolio has remained relatively unchanged during the past six months.

The Concert Allocation Series Conservative Portfolio's Class A shares had a total return of approximately 8.76% for the six months ended July 31, 1997, before the effect of any sales charges is deducted. The chart that appears on page 27 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.

Historically, the leading asset class and the lagging asset class have varied from year to year. We seek to generate less volatile, relatively stable returns by keeping the asset allocation of each Concert Allocation Series Portfolio focused on achieving long-term investment goals.

--------------------------------------------------------------------------------

The Target Asset Allocation set forth above represents an approximate mix of investments for the Conservative Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.


                                                                            (23)

The Concert Allocation Series Conservative Portfolio Breakdown (as of 7/31/97)


   [THE FOLLOWING PAGE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

--------------------------------------------------------------------------------
                                15% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------

 Sector Breakdown:
  41% U.S. Treasuries
  59% Mortgage-Backed Securities

 Credit Quality:
  100% AAA-Rated

 Average Maturity:
  10 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Grand Metropolitan PLC
  Airborne Freight Corp.
  Inco Ltd.
  Tenet Healthcare Corp.
  Corning Delaware LP

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                            Premium Total Return Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Student Loan Marketing Association
  Loews Corp.
  Lehman Brothers Holdings
  Unilever NV
  Bantor International

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          20% Smith Barney Diversified
                              Strategic Income Fund
--------------------------------------------------------------------------------

 Portfolio Composition:

 37.9% U.S. Government & Mortgage
       Securities
   33.2% Mortgage-Backed Securities
   4.7% U.S. Treasuries

 20.0% High Yield Corporate Bonds
 35.3% Foreign Government Bonds
  6.8% Other

 Top 5 Holdings:
  Nextel Communications Inc.
  Indah Kiat International Finance Co.
  Clearnet Communications
  Terex Corporation
  Millicom International Cellular

 Top 5 Countries:
  United Kingdom
  Germany
  Canada
  Spain
  Australia

 Average Weighted Maturity:
 17.92 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             10% Smith Barney Funds-
                             Equity Income Portfolio
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Xerox Corp.
  Bristol-Myers Squibb & Co.
  American Home Products
  Unilever NV
  Bantor International

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                10% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------

 Sector Breakdown:
  61.1% U.S. Treasuries
  28.9% Mortgage-Backed Securities
  10.0% Other

 Credit Quality:
  90% AAA-Rated-All Treasury-GNMAs

 Average Weighted Maturity:
  18.93 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        10% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------

 Sector Breakdown:
  98.25% U.S. Treasuries
   1.75% Repurchases

 Credit Quality:
 100% AAA-Rated

 Average Maturity:
   4.88 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Time Warner Inc.
  Nextel Communications
  First Nationwide
  Indah Kiat International
  Terex Corp.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          5% Smith Barney World Funds-
                        International Balanced Portfolio
--------------------------------------------------------------------------------

 Top 5 Country Holdings:
  Japan
  United Kingdom
  Italy
  Netherlands
  Germany

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  FPL Group
  American Electric Power
  NIPSCO Industries
  Cinergy Corp.
  Texas Utilities

--------------------------------------------------------------------------------


                                                                            (24)

                           THE CONSERVATIVE PORTFOLIO


Historical Performance--Class A Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.90               $12.62          $0.30           $0.00          8.76%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.90           0.52            0.00          8.57+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.82           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.89               $12.61          $0.27           $0.00          8.51%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.89           0.47            0.00          8.03+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.74           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class C Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.89               $12.61          $0.28           $0.00          8.54%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.89           0.47            0.00          8.08+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.75           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class Z Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.90               $12.63          $0.32           $0.00          8.98%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.89                11.90           0.00            0.00          0.08+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.32           $0.00
---------------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, annually.


                                                                            (25)

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                           Without Sales Charge(1)
                                                          -----------------------------------------------------------------
                                                          Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   8.76%              8.51%             8.54%              8.98%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         17.96              17.41             17.47                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                         11.84              11.30             11.35               9.07+
---------------------------------------------------------------------------------------------------------------------------
                                                                            With Sales Charge(2)
                                                          -----------------------------------------------------------------
                                                          Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   3.88%              4.01%             7.54%              8.98%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         12.66              12.91             16.47                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                          8.43               8.73             11.35               9.07+
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                            Without Sales Charge(1)
---------------------------------------------------------------------------------------------------------------------------
Class A (Inception* through 7/31/97)                                                  18.08%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/97)                                                  17.23
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 7/31/97)                                                  17.31
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/97)                                                   9.07+
---------------------------------------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. The CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (26)

Growth of $10,000 Invested in Class A, B and C Shares of the Conservative Portfolio vs. the Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Brothers High Yield Market Index and Salomon Brothers One-Year Treasury Bill Index
--------------------------------------------------------------------------------
February 5, 1996 -- July 31, 1997 (unaudited)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL]


                                                                Standard &      Lehman           Salomon            Salomon
         Conservative      Conservative      Conservative       Poor's 500      Government/      Brothers High      Brothers One-
         Portfolio         Portfolio         Portfolio          Composite       Corporate        Yield              Year Treasury
         Class A Shares    Class B Shares    Class C Shares     Stock Index     Bond Index       Market Index       Bill Index
         --------------    --------------    --------------     -----------     ----------       ------------       ----------

2/15/96     $ 9,550          $10,000           $10,000            $10,000         $10,000          $10,000            $10,000
4/96          9,526            9,515             9,872             10,340           9,639           10,009             10,078
7/96          9,560            9,542             9,888             10,175           9,473           10,208             10,214
10/96        10,039           10,023            10,385             11,277           9,064           10,676             10,410
1/97         10,369           10,353            10,708             12,630           9,118           11,049             10,551
4/97         10,424           10,448            10,854             12,935           9,160           11,201             10,683
7/31/97      11,277           11,323            11,731             15,476           9,643           11,886             10,892


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charge at the time of investment for Class A shares, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (27)

                              THE INCOME PORTFOLIO

================================================================================
                             Target Asset Allocation
================================================================================

   [THE FOLLWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


                    Stock Funds              10%
                    Bond Funds               90%


The Income Portfolio seeks high current income by investing primarily in bond funds.

--------------------------------------------------------------------------------


The Income Portfolio

The Income Portfolio seeks high current income. Among the Portfolios of the Concert Allocation Series, the Income Portfolio allocates most of its assets in taxable fixed-income funds designed to generate a high level of income consistent with relative stability of principal. A small portion of the Portfolio is invested in equity funds that invest in large-capitalization U.S. stocks.



================================================================================
                                Portfolio Update
================================================================================

While the first half of 1997 witnessed a continuation of the bull market in U.S. stocks, bond investors enjoyed solid single-digit gains that seemed modest by comparison. Low inflation coupled with a declining budget deficit provided support for the bond market during the period under review.

The funds within the Income Portfolio that invest in bonds posted modest, single-digit returns. However, the underlying funds in the Portfolio that invest in dividend-paying stocks and high-yield bonds helped to boost its overall performance. The allocation among individual funds within the Income Portfolio has remained relatively unchanged during the reporting period.

The Concert Allocation Series Income Portfolio's Class A shares posted a total return of approximately 7.67% for the six months ended July 31, 1997, before the effect of any sales charges is deducted. The chart that appears on page 32 compares the Portfolio's performance to broad-based indices that track four of the asset classes represented in the Portfolio.


--------------------------------------------------------------------------------

The Target Asset Allocation set forth above represents an approximate mix of investments for the Income Portfolio. The allocation and investment mix of the Portfolio may vary depending upon market conditions, cash flows in and out of the Portfolio and other factors. In addition, the allocation and investment ranges of the Portfolio may be changed from time to time upon the approval of the Concert Allocation Series' Board of Directors.


                                                                            (28)

The Concert Allocation Series Income Portfolio Breakdown (as of 7/31/97)


   [THE FOLLOWING PAGE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]


--------------------------------------------------------------------------------
                        20% Smith Barney Funds-Short-Term
                       U.S. Treasury Securities Portfolio
--------------------------------------------------------------------------------

 Sector Breakdown:
  98.25% U.S. Treasuries
   1.75% Repurchases

 Credit Quality:
 100% AAA-Rated

 Average Maturity:
   4.88 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                15% Smith Barney
                           Government Securities Fund
--------------------------------------------------------------------------------

 Sector Breakdown:
  61.1% U.S. Treasuries
  28.9% Mortgage-Backed Securities
  10.0% Other

 Credit Quality:
  90% AAA-Rated--All Treasury-GNMA

 Average Maturity:
  18.93 Years

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                15% Smith Barney
                          Managed Governments Fund Inc.
--------------------------------------------------------------------------------

 Sector Breakdown:
  41% U.S. Treasuries
  59% Mortgage-Backed Securities

 Credit Quality:
 100% AAA-Rated

 Average Maturity:
  10 Years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                20% Smith Barney
                        Diversified Strategic Income Fund
--------------------------------------------------------------------------------

 Portfolio Composition:
 37.9% U.S. Government & Mortgage
       Securities
   33.2% Mortgage-Backed Securities
   4.7% U.S. Treasuries

 20.0% High Yield Corporate Bonds
 35.3% Foreign Government Bonds
  6.8% Other

 Top 5 Holdings:
  Nextel Communications Inc.
  Indah Kiat International Finance Co.
  Clearnet Communications
  Terex Corporation
  Millicom International

 Top 5 Countries:
  United Kingdom
  Germany
  Canada
  Spain
  Australia

 Average Weighted Maturity:
 17.92 Years

--------------------------------------------------------------------------------
                                 5% Smith Barney
                                 Utilities Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  FPL Group
  American Electric Power
  NIPSCO Industries
  Cinergy Corp.
  Texas Utilities
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                 5% Smith Barney
                                Convertible Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Grand Metropolitan PLC
  Airborne Freight Corp.
  Inco Ltd.
  Tenet Healthcare Corp.
  Corning Delaware LP

--------------------------------------------------------------------------------
                                10% Smith Barney
                                High Income Fund
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Time Warner Inc.
  Nextel Communications
  First Nationwide
  Indah Kiat International
  Terex Corp.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                             10% Smith Barney Funds-
                             Equity Income Portfolio
--------------------------------------------------------------------------------

 Top 5 Holdings:
  Xerox Corp.
  Bristol-Myers Squibb & Co.
  American Home Products
  Unilever NV
  Bantor International

--------------------------------------------------------------------------------


                                                                            (29)

THE INCOME PORTFOLIO


Historical Performance--Class A Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.53               $12.05          $0.34           $0.00          7.67%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.53           0.63            0.00          6.39+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.97           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class B Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.53               $12.05          $0.31           $0.00          7.40%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.53           0.58            0.00          5.89+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.89           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class C Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.53               $12.05          $0.32           $0.00          7.43%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.46                11.53           0.59            0.00          5.94+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.91           $0.00
---------------------------------------------------------------------------------------------------------------------------
Historical Performance--Class Z Shares
---------------------------------------------------------------------------------------------------------------------------
                                                      Net Asset Value
                                           -------------------------------------     Income       Capital Gain     Total
Period Ended                               Beginning of Period     End of Period    Dividend      Distribution    Return(1)
---------------------------------------------------------------------------------------------------------------------------
7/31/97                                          $11.53               $12.06          $0.36           $0.00          7.88%+
---------------------------------------------------------------------------------------------------------------------------
Inception*-1/31/97                                11.55                11.53           0.06            0.00          0.35+
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $0.42           $0.00
---------------------------------------------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


                                                                            (30)

Average Annual Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                           Without Sales Charge(1)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   7.67%              7.40%             7.43%              7.88%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         15.37              14.79             14.85                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                          9.67               9.05              9.10               8.26+
---------------------------------------------------------------------------------------------------------------------------
                                                                            With Sales Charge(2)
                                                           ----------------------------------------------------------------
                                                           Class A           Class B            Class C           Class Z
---------------------------------------------------------------------------------------------------------------------------
Six Months Ended 7/31/97+                                   2.85%              2.90%             6.43%              7.88%
---------------------------------------------------------------------------------------------------------------------------
Year Ended 7/31/97                                         10.20              10.29             13.85                N/A
---------------------------------------------------------------------------------------------------------------------------
Inception*-7/31/97                                          6.23               6.45              9.10               8.26+
---------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return
---------------------------------------------------------------------------------------------------------------------------
                                                                            Without Sales Charge(1)
---------------------------------------------------------------------------------------------------------------------------
Class A (Inception* through 7/31/97)                                                  14.54%
---------------------------------------------------------------------------------------------------------------------------
Class B (Inception* through 7/31/97)                                                  13.73
---------------------------------------------------------------------------------------------------------------------------
Class C (Inception* through 7/31/97)                                                  13.81
---------------------------------------------------------------------------------------------------------------------------
Class Z (Inception* through 7/31/97)                                                   8.26+
---------------------------------------------------------------------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.50%; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception date for Class A, B and C shares is February 5, 1996 and Class Z shares is January 17, 1997.


                                                                            (31)

Growth of $10,000 Invested in Class A, B and C Shares of the Income Portfolio vs. Standard & Poor's 500 Composite Stock Index, Lehman Government/Corporate Bond Index, Salomon Brothers High Yield Market Index and Salomon Brothers One-Year Treasury Bill Index
--------------------------------------------------------------------------------
February 5, 1996 -- July 31, 1997 (unaudited)


                                                                Standard &      Lehman           Salomon            Salomon
          Income           Income            Income             Poor's 500      Government/      Brothers High      Brothers One-
          Portfolio        Portfolio         Portfolio          Composite       Corporate        Yield              Year Treasury
          Class A Shares   Class B Shares    Class C Shares     Stock Index     Bond Index       Market Index       Bill Index
          --------------   --------------    --------------     -----------     ----------       ------------       ----------
2/5/96        9,550           10,000            10,000             10,000          10,000           10,000             10,000
4/96          9,429            9,425             9,768             10,340           9,639           10,009             10,078
7/96          9,482            9,472             9,812             10,175           9,473           10,208             10,214
10/96         9,923            9,907            10,259             11,277           9,064           10,676             10,410
1/97         10,160           10,139            10,494             12,630           9,118           11,049             10,551
4/97         10,216           10,236            10,641             12,935           9,160           11,201             10,683
7/31/97      10,939           10,973            11,381             15,476           9,643           11,886             10,892


The chart above represents a hypothetical illustration of $10,000 invested in Class A, B and C shares on February 5, 1996 (inception date), assuming deduction of the maximum 4.50% sales charge at the time of investment for Class A shares, the deduction of the maximum 4.50% CDSC for Class B shares and the deduction of the 1.00% CDSC for Class C shares. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through July 31, 1997. The Standard & Poor's 500 Composite Stock Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. The Lehman Government/Corporate Bond Index is a combination of publicly issued intermediate- and long-term U.S. government bonds and corporate bonds. The Salomon Brothers High Yield Market Index covers a significant portion of the below-investment-grade U.S. corporate bond market. The Salomon Brothers One-Year Treasury Bill Index is composed of one 1-Year United States Treasury bill whose return is tracked until its maturity. These indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. The performance of the Portfolio's other classes may be greater or less than the performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.


All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


                                                                            (32)

THE HIGH GROWTH PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 1997
--------------------------------------------------------------------------------

   Shares                                  Description                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------


Underlying Funds--99.1%
  2,230,761           Smith Barney Aggressive Growth Fund Inc.                                                           $93,758,902

  2,841,497           Smith Barney Appreciation Fund Inc.                                                                 45,122,973

  2,048,172           Smith Barney Fundamental Value Fund Inc.                                                            22,673,274

  1,351,193           Smith Barney Growth and Income Fund                                                                 22,578,444

  3,580,097           Smith Barney High Income Fund                                                                       42,388,354

  2,914,693           Smith Barney Managed Growth Fund                                                                    45,061,161

  3,187,747           Smith Barney Special Equities Fund                                                                  90,308,901

  4,071,847           Smith Barney World Funds, Inc. - International Equity Portfolio                                     89,702,808

------------------------------------------------------------------------------------------------------------------------------------

                      Total Underlying Funds (Cost--$394,225,506)                                                        451,594,817

------------------------------------------------------------------------------------------------------------------------------------

    Face
   Amount                                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------


Repurchase Agreement--0.9%
$ 4,044,000           Chase Securities Inc., 5.713% due 8/1/97; Proceeds at maturity--$4,044,642;
                      (Fully collateralized by U.S. Treasury Notes, 6.375% due 9/30/01; Market value--$4,124,948)
                      (Cost--$4,044,000)                                                                                   4,044,000

====================================================================================================================================

                      Total Investments--100% (Cost--$398,269,506*)                                                     $455,638,817

====================================================================================================================================

* Aggregate cost is substantially the same for Federal income tax purposes.

                       See Notes to Financial Statements.
                                                                            (33)

THE GROWTH PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 1997
--------------------------------------------------------------------------------

   Shares                                  Description                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------


Underlying Funds--99.2%
  1,424,630           Smith Barney Aggressive Growth Fund Inc.                                                          $ 59,877,238

  3,601,726           Smith Barney Appreciation Fund Inc.                                                                 57,195,411

  5,182,993           Smith Barney Fundamental Value Fund Inc.                                                            57,375,736

  2,912,352           Smith Barney Government Securities Fund                                                             28,482,809

  3,424,160           Smith Barney Growth and Income Fund                                                                 57,217,730

  4,540,175           Smith Barney High Income Fund                                                                       53,755,679

  2,201,010           Smith Barney Investment Grade Bond Fund                                                             28,679,171

  2,207,617           Smith Barney Managed Governments Fund Inc.                                                          28,345,804

  3,695,526           Smith Barney Managed Growth Fund                                                                    57,132,845

  2,020,383           Smith Barney Special Equities Fund                                                                  57,237,469

  2,338,484           Smith Barney World Funds, Inc. - Global Government Bond Portfolio                                   28,202,120

  2,580,823           Smith Barney World Funds, Inc. - International Equity Portfolio                                     56,855,547


------------------------------------------------------------------------------------------------------------------------------------

                      Total Underlying Funds (Cost--$502,739,703)                                                        570,357,559

------------------------------------------------------------------------------------------------------------------------------------

    Face
   Amount                                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------


Repurchase Agreement--0.8%
$ 4,429,000           Chase Securities Inc., 5.713% due 8/1/97; Proceeds at maturity--$4,429,703;
                      (Fully collateralized by U.S. Treasury Notes, 6.375% due 9/30/01; Market value--$4,517,655)
                      (Cost--$4,429,000)                                                                                   4,429,000

====================================================================================================================================

                      Total Investments--100% (Cost--$507,168,703*)                                                     $574,786,559

====================================================================================================================================

* Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.
                                                                            (34)

THE BALANCED PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 1997
--------------------------------------------------------------------------------

   Shares                                  Description                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------


Underlying Funds--99.2%
  1,044,796           Smith Barney Appreciation Fund Inc.                                                               $ 16,591,361

    885,650           Smith Barney Convertible Fund                                                                       16,526,238

  6,156,225           Smith Barney Diversified Strategic Income Fund                                                      49,249,800

  1,808,448           Smith Barney Funds, Inc. - Equity Income Portfolio                                                  33,166,944

  7,624,000           Smith Barney Funds, Inc. - Short-Term U.S. Treasury Securities Portfolio                            31,182,159

  1,508,281           Smith Barney Fundamental Value Fund Inc.                                                            16,696,670

  1,689,850           Smith Barney Government Securities Fund                                                             16,526,739

  1,993,538           Smith Barney Growth and Income Fund                                                                 33,312,023

  2,565,839           Smith Barney Managed Governments Fund Inc.                                                          32,945,369

  1,520,577           Smith Barney Premium Total Return Fund                                                              33,209,407

  1,067,503           Smith Barney Utilities Fund                                                                         16,610,345

  2,308,546           Smith Barney World Funds, Inc. - International Balanced Portfolio                                   32,942,949


------------------------------------------------------------------------------------------------------------------------------------

                      Total Underlying Funds (Cost--$299,648,322)                                                        328,960,004

------------------------------------------------------------------------------------------------------------------------------------

    Face
   Amount                                                                                                                   Value
------------------------------------------------------------------------------------------------------------------------------------


Repurchase Agreement--0.8%
$ 2,556,000           Chase Securities Inc., 5.713% due 8/1/97; Proceeds at maturity--$2,556,406;
                      (Fully collateralized by U.S. Treasury Notes, 6.375% due 9/30/01; Market value--$2,607,163)
                      (Cost--$2,556,000)                                                                                   2,556,000

====================================================================================================================================

                      Total Investments--100% (Cost--$302,204,322*)                                                     $331,516,004

====================================================================================================================================

* Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.
                                                                            (35)

THE CONSERVATIVE PORTFOLIO


Schedule of Investments (unaudited)                                July 31, 1997
--------------------------------------------------------------------------------

   Shares                                  Description                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------


Underlying Funds--99.1%
    472,557           Smith Barney Convertible Fund                                                                    $   8,817,920

  2,190,018           Smith Barney Diversified Strategic Income Fund                                                      17,520,145

    482,097           Smith Barney Funds, Inc. - Equity Income Portfolio                                                   8,841,655

  2,034,241           Smith Barney Funds, Inc. - Short-Term U.S. Treasury Securities Portfolio                             8,320,045

    901,244           Smith Barney Government Securities Fund                                                              8,814,171

    370,458           Smith Barney High Income Fund                                                                        4,386,226

  1,026,671           Smith Barney Managed Governments Fund Inc.                                                          13,182,459

    404,467           Smith Barney Premium Total Return Fund                                                               8,833,554

    284,592           Smith Barney Utilities Fund                                                                          4,428,256

    307,787           Smith Barney World Funds, Inc. - International Balanced Portfolio                                    4,392,122

------------------------------------------------------------------------------------------------------------------------------------

                      Total Underlying Funds (Cost--$81,840,318)                                                          87,536,553

------------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------


Repurchase Agreement--0.9%
   $824,000           Chase Securities Inc., 5.713% due 8/1/97; Proceeds at maturity--$824,131;
                      (Fully collateralized by U.S. Treasury Notes, 6.375% due 9/30/01; Market value--$840,494)
                      (Cost--$824,000)                                                                                       824,000

====================================================================================================================================

                      Total Investments--100% (Cost--$82,664,318*)                                                       $88,360,553

====================================================================================================================================

* Aggregate cost is substantially the same for Federal income tax purposes.

                       See Notes to Financial Statements.
                                                                            (36)

THE CONSERVATIVE PORTFOLIO

Schedule of Investments (unaudited)                                July 31, 1997
--------------------------------------------------------------------------------

   Shares                                  Description                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------


Underlying Funds--99.4%
    133,275           Smith Barney Convertible Fund                                                                      $ 2,486,918

  1,235,043           Smith Barney Diversified Strategic Income Fund                                                       9,880,340

    274,463           Smith Barney Funds, Inc. - Equity Income Portfolio                                                   5,033,644

  2,350,926           Smith Barney Funds, Inc. - Short-Term U.S. Treasury Securities Portfolio                             9,615,289

    765,124           Smith Barney Government Securities Fund                                                              7,482,911

    418,805           Smith Barney High Income Fund                                                                        4,958,654

    580,062           Smith Barney Managed Governments Fund Inc.                                                           7,448,002

    162,788           Smith Barney Utilities Fund                                                                          2,532,981

------------------------------------------------------------------------------------------------------------------------------------

                      Total Underlying Funds (Cost--$47,027,903)                                                          49,438,739

------------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------


Repurchase Agreement--0.6%
   $293,000           Chase Securities Inc., 5.713% due 8/1/97; Proceeds at maturity--$293,046;
                      (Fully collateralized by U.S. Treasury Notes, 6.375% due 9/30/01; Market value--$298,865)
                      (Cost--$293,000)                                                                                       293,000

====================================================================================================================================

                      Total Investments--100% (Cost--$47,320,903*)                                                       $49,731,739

====================================================================================================================================

* Aggregate cost is substantially the same for Federal income tax purposes.


                       See Notes to Financial Statements.
                                                                            (37)

Statements of Assets and Liabilities (unaudited)                   July 31, 1997
--------------------------------------------------------------------------------

                                                             High Growth      Growth        Balanced     Conservative      Income
                                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
    Investments, at cost                                    $398,269,506   $507,168,703   $302,204,322    $82,664,318    $47,320,903
    Investments, at value                                   $455,638,817   $574,786,559   $331,516,004    $88,360,553    $49,731,739
    Cash                                                             606            492             --            911            218
    Receivable for Fund shares sold                              260,566        555,644        169,839         58,532         68,337
    Receivable from manager                                           --             --             --         17,534         65,169
    Dividends and interest receivable                                642            704         91,268         24,292         27,951
------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                             455,900,631    575,343,399    331,777,111     88,461,822     49,893,414
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
    Payable for securities purchased                           1,602,515      1,206,589      1,003,291        391,594        136,732
    Distribution fees payable                                    100,968        138,232         79,247         17,359          9,066
    Payable for Fund shares purchased                             17,085          2,100             --             --             --
    Payable to bank                                                   --             --          9,241             --             --
    Accrued expenses                                              45,670        359,757        192,941             --             --
------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                          1,766,238      1,706,678      1,284,720        408,953        145,798
====================================================================================================================================
    Total Net Assets                                        $454,134,393   $573,636,721   $330,492,391    $88,052,869    $49,747,616
====================================================================================================================================
Net Assets:
    Par value of capital shares                                  $33,136        $42,074        $25,188         $6,980         $4,130
    Capital paid in excess of par value                      393,908,506    498,299,861    296,598,271     81,078,085     46,865,764
    Undistributed net investment income                          277,428      4,195,892        553,434        322,618         25,252
    Accumulated net realized gain
      on investments                                           2,546,012      3,481,038      4,003,816        948,951        441,634
    Net unrealized appreciation
      of investments                                          57,369,311     67,617,856     29,311,682      5,696,235      2,410,836
====================================================================================================================================
    Total Net Assets                                        $454,134,393   $573,636,721   $330,492,391    $88,052,869    $49,747,616
====================================================================================================================================
Shares Outstanding:
    Class A                                                   16,512,786     17,211,109     10,627,464      3,348,116      2,025,434
    Class B                                                   14,654,528     21,865,032     12,539,958      3,193,981      1,842,875
    Class C                                                    1,876,650      2,903,448      1,941,959        403,135        238,409
    Class Z                                                       91,823         94,546         78,391         34,944         22,854
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value:
    Class A (and redemption price)                                $13.73         $13.66         $13.13         $12.62         $12.05
    Class B*                                                      $13.68         $13.62         $13.12         $12.61         $12.05
    Class C**                                                     $13.69         $13.62         $13.12         $12.61         $12.05
    Class Z (and redemption price)                                $13.75         $13.67         $13.12         $12.63         $12.06
------------------------------------------------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
(net asset value plus 4.71% of
      net asset value per share)                                      --             --             --         $13.21         $12.62
    (net asset value plus 5.26% of
      net asset value per share)                                  $14.45         $14.38         $13.82             --             --
====================================================================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC (4.50% for the Conservative Portfolio and the Income Portfolio) if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.


                       See Notes to Financial Statements.
                                                                            (38)

Statements of Operations (unaudited)      For the Six Months Ended July 31, 1997
--------------------------------------------------------------------------------

                                                         High Growth       Growth          Balanced     Conservative       Income
                                                          Portfolio       Portfolio        Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
    Income distributions from
       Underlying Funds                                   $1,872,573      $5,989,799      $6,630,679      $2,367,574      $1,436,259
    Interest                                                  94,479         109,463          68,392          19,479           8,749
------------------------------------------------------------------------------------------------------------------------------------
    Total Investment Income                                1,967,052       6,099,262       6,699,071       2,387,053       1,445,008
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
    Distribution fees (Note 2)                             1,143,631       1,624,775         931,044         186,248         106,939
    Other expenses (Note 2)                                  637,939         820,542         473,292         129,191          74,233
------------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                         1,781,570       2,445,317       1,404,336         315,439         181,172
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                        185,482       3,653,945       5,294,735       2,071,614       1,263,836
------------------------------------------------------------------------------------------------------------------------------------
Unrealized Net Gain (Note 3):
    Change in Net Unrealized
    Appreciation of Investments:
       Beginning of period                                14,056,549      16,726,046       6,344,266       1,130,684         378,418
       End of period                                      57,369,311      67,617,856      29,311,682       5,696,235       2,410,836
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation               43,312,762      50,891,810      22,967,416       4,565,551       2,032,418
------------------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments                                   43,312,762      50,891,810      22,967,416       4,565,551       2,032,418
====================================================================================================================================
Increase in Net Assets From Operations                   $43,498,244     $54,545,755     $28,262,151      $6,637,165      $3,296,254
====================================================================================================================================


                       See Notes to Financial Statements.
                                                                            (39)

Statements of Changes in Net Assets (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 1997

                                                     High Growth       Growth          Balanced       Conservative        Income
                                                      Portfolio       Portfolio        Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income                              $185,482       $3,653,945       $5,294,735       $2,071,614       $1,263,836
    Increase in net unrealized appreciation          43,312,762       50,891,810       22,967,416        4,565,551        2,032,418
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets
      From Operations                                43,498,244       54,545,755       28,262,151        6,637,165        3,296,254
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shareholders From:
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                    --               --       (4,706,106)      (1,799,757)      (1,233,189)
------------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders                          --               --       (4,706,106)      (1,799,757)      (1,233,189)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares                131,006,991      153,115,251      102,525,647       26,830,247       15,636,446
    Net asset value of shares issued
      for reinvestment of dividends                          --               --        4,535,137        1,711,740        1,065,533
    Cost of shares reacquired                       (35,025,265)     (37,769,380)     (22,950,507)      (8,231,903)      (6,747,891)
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions                        95,981,726      115,345,871       84,110,277       20,310,084        9,954,088
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                              139,479,970      169,891,626      107,666,322       25,147,492       12,017,153
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
    Beginning of period                             314,654,423      403,745,095      222,826,069       62,905,377       37,730,463
====================================================================================================================================
    End of period*                                 $454,134,393     $573,636,721     $330,492,391      $88,052,869      $49,747,616
====================================================================================================================================
* Includes undistributed
    net investment income of:                          $277,428       $4,195,892         $553,434         $322,618          $25,252
====================================================================================================================================


                       See Notes to Financial Statements.
                                                                            (40)

Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Period Ended January 31, 1997(a)

                                                   High Growth         Growth          Balanced       Conservative        Income
                                                    Portfolio         Portfolio        Portfolio        Portfolio        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Operations:
    Net investment income                            $3,591,883       $8,447,855       $4,704,927       $1,685,111       $1,199,882
    Net realized capital gain distribution            3,081,396        3,809,172        4,003,816          948,951          441,634
    Increase in net unrealized appreciation          14,056,549       16,726,046        6,344,266        1,130,684          378,418
------------------------------------------------------------------------------------------------------------------------------------
      From Operations                                20,729,828       28,983,073       15,053,009        3,764,746        2,019,934
------------------------------------------------------------------------------------------------------------------------------------
Distributions to
Shareholders From:
    Net investment income                            (3,499,937)      (7,905,908)      (4,740,122)      (1,634,350)      (1,205,277)
    Net realized gains                                 (535,384)        (328,134)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
    Decrease in Net Assets From
      Distributions to Shareholders                  (4,035,321)      (8,234,042)      (4,740,122)      (1,634,350)      (1,205,277)
------------------------------------------------------------------------------------------------------------------------------------
Fund Share Transactions (Note 5):
    Net proceeds from sale of shares                312,840,370      393,822,423      218,875,840       65,095,637       41,434,601
    Net asset value of shares issued
      for reinvestment of dividends                   4,014,986        8,128,066        4,542,233        1,547,780        1,026,312
    Cost of shares reacquired                       (18,995,440)     (18,954,425)     (10,904,891)      (5,868,436)      (5,545,107)
------------------------------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From
      Fund Share Transactions                       297,859,916      382,996,064      212,513,182       60,774,981       36,915,806
------------------------------------------------------------------------------------------------------------------------------------
Increase in Net Assets                              314,554,423      403,745,095      222,826,069       62,905,377       37,730,463

Net Assets:
    Beginning of period                                 100,000               --               --               --               --
====================================================================================================================================
    End of period*                                 $314,654,423     $403,745,095     $222,826,069      $62,905,377      $37,730,463
====================================================================================================================================
* Includes undistributed (overdistributed)
    net investment income of:                           $91,946         $541,947         $(35,195)         $50,761          $(5,395)
====================================================================================================================================

(a)  For the period from February 5, 1996 (inception date) to January 31, 1997.


                       See Notes to Financial Statements.
                                                                            (41)

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies

The High Growth, Growth, Balanced, Conservative and Income Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Concert Allocation Series Inc. ("Fund"), formerly known as the Smith Barney Concert Series Inc. The Fund, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these portfolios and five other separate investment portfolios: Select High Growth, Select Growth, Select Balanced, Select Conservative and Select Income Portfolios. The Portfolios invest in other mutual funds ("Underlying Funds") managed by Smith Barney Mutual Funds Management Inc. ("SBMFM") or an affiliate of Smith Barney Inc. The financial statements and financial highlights for the other portfolios are presented in a separate semi-annual report.

The significant accounting policies consistently followed by the Fund are: (a) investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation; (b) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (c) gains or losses on the sale of Underlying Funds are calculated by using the specific identification method; (d) dividends and distributions to shareholders are recorded on the ex-dividend date; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (f) direct expenses are charged to each class of each portfolio; management fees are allocated on the basis of the relative net assets of each class; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

SBMFM, a subsidiary of Smith Barney Holdings Inc. ("SBH"), is the investment manager for the Fund. Each Portfolio pays SBMFM a monthly fee calculated at an annual rate of 0.35% on the average daily net assets. From this fee all expenses of the Fund are deducted except for Rule 12b-1 Plan Distribution fees and extraordinary expenses. If expenses exceed the 0.35% fee, this amount is paid on behalf of the Fund by SBMFM.

Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended July 31, 1997, SB received sales charges of approximately $757,000 on sales of the Portfolios' Class A shares.

The High Growth Portfolio, Growth Portfolio and Balanced Portfolio have a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. The Conservative Portfolio and Income Portfolio have a CDSC of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase and declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. The Portfolios' Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. For the period ended July 31, 1997, CDSCs paid to SB were approximately:

Portfolio                                           Class B              Class C
--------------------------------------------------------------------------------
High Growth                                        $140,000               $7,000
Growth                                              222,000                6,000
Balanced                                             90,000                3,000
Conservative                                         14,000                   --
Income                                               20,000                1,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. In addition, the High Growth Portfolio, Growth Portfolio and Balanced Portfolio pay a distribution fee with respect to their Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class. The Conservative Portfolio and Income Portfolio pay a distribution fee with respect to their Class B and C shares calculated at the annual rates of 0.50% and 0.45%, respectively, of the average daily net assets of each class. For the six months ended July 31, 1997, total Distribution Plan fees were as follows:

Portfolio                             Class A         Class B           Class C
--------------------------------------------------------------------------------
High Growth                         $225,725          $812,488          $105,418
Growth                               239,242         1,215,784           169,749
Balanced                             139,950           679,139           111,955
Conservative                          44,488           126,500            15,260
Income                                25,472            73,145             8,322
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SB.

                                                                            (42)

--------------------------------------------------------------------------------

3. Investments

During the six months ended July 31, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                            Purchases             Sales
--------------------------------------------------------------------------------
High Growth                                           $96,408,791            --
Growth                                                119,660,441            --
Balanced                                               85,719,364            --
Conservative                                           20,941,032            --
Income                                                 10,150,833            --
--------------------------------------------------------------------------------

At July 31, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                  Net Unrealized
Portfolio                        Appreciation     Depreciation      Appreciation
--------------------------------------------------------------------------------
High Growth                     $60,407,133       $(3,037,822)       $57,369,311
Growth                           69,551,183        (1,933,327)        67,617,856
Balanced                         29,311,682                --         29,311,682
Conservative                      5,696,235                --          5,696,235
Income                            2,410,836                --          2,410,836
--------------------------------------------------------------------------------


4. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5. Capital Shares

At July 31, 1997, the Fund had $5.5 billion shares of capital stock authorized with a par value of $0.001 per share. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolios and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At July 31, 1997, total paid-in capital amounted to the following for each class:

Portfolio                Class A        Class B         Class C         Class Z
--------------------------------------------------------------------------------
High Growth            $196,713,384   $173,779,225    $22,275,966     $1,173,067
Growth                  204,241,497    258,743,231     34,150,568      1,206,639
Balanced                125,523,106    147,483,463     22,629,394        987,496
Conservative             38,853,915     37,126,895      4,680,604        423,651
Income                   23,010,013     20,882,907      2,711,051        265,923
--------------------------------------------------------------------------------

                                                                            (43)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                           Six Months Ended July 31, 1997         Period Ended January 31, 1997+
                                                           ------------------------------         ------------------------------
                                                            Shares              Amount               Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------


HIGH GROWTH PORTFOLIO:
Class A
    Shares sold                                            5,592,969        $  68,959,651           13,124,757        $ 154,592,156
    Shares issued on reinvestment                                 --                   --              224,774            2,687,404
    Shares redeemed                                       (1,492,491)         (18,504,173)            (937,223)         (11,121,654)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           4,100,478        $  50,455,478           12,412,308        $ 146,157,906
-----------------------------------------------------------------------------------------------------------------------------------
Class B
    Shares sold                                            4,393,568        $  54,177,283           11,836,415        $ 138,836,232
    Shares issued on reinvestment                                 --                   --               97,776            1,166,635
    Shares redeemed                                       (1,116,909)         (13,836,112)            (556,322)          (6,564,813)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           3,276,659        $  40,341,171           11,377,869        $ 133,438,054
-----------------------------------------------------------------------------------------------------------------------------------
Class C
    Shares sold                                              537,707        $   6,675,928            1,654,072        $  19,404,342
    Shares issued on reinvestment                                 --                   --               13,489              160,947
    Shares redeemed                                         (218,301)          (2,659,725)            (110,317)          (1,305,526)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             319,406        $   4,016,203            1,557,244        $  18,259,763
-----------------------------------------------------------------------------------------------------------------------------------
Class Y*
    Shares sold                                                   --                   --                  284        $       3,447
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                               --                   --                 (284)              (3,447)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                                  --                   --                   --        $          --
-----------------------------------------------------------------------------------------------------------------------------------
Class Z**
    Shares sold                                               93,449        $   1,194,129                  340        $       4,193
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                           (1,966)             (25,255)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              91,483        $   1,168,874                  340        $       4,193
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Class A
    Shares sold                                            5,530,771        $  68,665,095           13,495,334        $ 158,086,985
    Shares issued on reinvestment                                 --                   --              325,034            3,912,736
    Shares redeemed                                       (1,389,360)         (17,474,999)            (750,670)          (8,948,320)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           4,141,411        $  51,190,096           13,069,698        $ 153,051,401
-----------------------------------------------------------------------------------------------------------------------------------
Class B
    Shares sold                                            6,088,501        $  75,571,257           17,577,354        $ 205,297,381
    Shares issued on reinvestment                                 --                   --              304,841            3,665,936
    Shares redeemed                                       (1,377,815)         (17,187,740)            (727,849)          (8,603,603)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           4,710,686        $  58,383,517           17,154,346        $ 200,359,714
-----------------------------------------------------------------------------------------------------------------------------------
Class C
    Shares sold                                              614,264        $   7,655,172            2,610,438        $  30,432,078
    Shares issued on reinvestment                                 --                   --               45,684              549,394
    Shares redeemed                                         (248,290)          (3,083,574)            (118,648)          (1,402,502)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             365,974        $   4,571,598            2,537,474        $  29,578,970
-----------------------------------------------------------------------------------------------------------------------------------
Class Z**
    Shares sold                                               95,894        $   1,223,727                  488        $       5,979
    Shares issued on reinvestment                                 --                   --                   --                   --
    Shares redeemed                                           (1,836)             (23,067)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              94,058        $   1,200,660                  488        $       5,979
-----------------------------------------------------------------------------------------------------------------------------------

+    For the period from February 5, 1996 (inception date) to January 31, 1997.
* For Class Y shares, transactions are for the period from January 13, 1997 (inception date) to January 15, 1997.
** For Class Z shares, transactions are for the period from January 17, 1997 (inception date) to January 31, 1997.

                                                                            (44)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                           Six Months Ended July 31, 1997         Period Ended January 31, 1997+
                                                           ------------------------------         ------------------------------
                                                             Shares             Amount               Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------

BALANCED PORTFOLIO:
Class A
    Shares sold                                            3,898,283        $  48,123,808            7,749,149        $  89,908,388
    Shares issued on reinvestment                            174,180            2,151,122              175,557            2,069,938
    Shares redeemed                                         (935,060)         (11,599,537)            (434,645)          (5,130,613)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           3,137,403        $  38,675,393            7,490,061        $  86,847,713
-----------------------------------------------------------------------------------------------------------------------------------
Class B
    Shares sold                                            3,939,840        $  48,500,627            9,437,519        $ 109,225,248
    Shares issued on reinvestment                            168,357            2,078,431              180,806            2,129,887
    Shares redeemed                                         (788,906)          (9,775,157)            (397,658)          (4,675,573)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                           3,319,291        $  40,803,901            9,220,667        $ 106,679,562
-----------------------------------------------------------------------------------------------------------------------------------
Class C
    Shares sold                                              397,836        $   4,902,860            1,709,183        $  19,739,648
    Shares issued on reinvestment                             24,245              299,045               29,105              342,408
    Shares redeemed                                         (125,533)          (1,555,862)             (92,877)          (1,098,705)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             296,548        $   3,646,043            1,645,411        $  18,983,351
-----------------------------------------------------------------------------------------------------------------------------------
Class Z*
    Shares sold                                               79,342        $     998,352                  211        $       2,556
    Shares issued on reinvestment                                520                6,539                   --                   --
    Shares redeemed                                           (1,682)             (19,951)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              78,180        $     984,940                  211        $       2,556
-----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO:
Class A
    Shares sold                                            1,125,373        $  13,540,132            2,705,133        $  31,087,958
    Shares issued on reinvestment                             73,783              884,697               70,128              813,639
    Shares redeemed                                         (412,907)          (4,974,835)            (213,394)          (2,497,676)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             786,249        $   9,449,994            2,561,867        $  29,403,921
-----------------------------------------------------------------------------------------------------------------------------------
Class B
    Shares sold                                              967,063        $  11,610,951            2,565,271        $  29,522,662
    Shares issued on reinvestment                             60,854              730,011               55,499              643,899
    Shares redeemed                                         (214,329)          (2,587,374)            (240,377)          (2,793,254)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             813,588        $   9,753,588            2,380,393        $  27,373,307
-----------------------------------------------------------------------------------------------------------------------------------
Class C
    Shares sold                                               95,215        $   1,158,018              389,145        $   4,483,964
    Shares issued on reinvestment                              7,716               92,415                7,781               90,242
    Shares redeemed                                          (47,138)            (566,529)             (49,584)            (577,506)

-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              55,793        $     683,904              347,342        $   3,996,700
-----------------------------------------------------------------------------------------------------------------------------------
Class Z*
    Shares sold                                               42,793        $     521,146                   89        $       1,053
    Shares issued on reinvestment                                377                4,617                   --                   --
    Shares redeemed                                           (8,315)            (103,165)                  --                   --
-----------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              34,855        $     422,598                   89        $       1,053
-----------------------------------------------------------------------------------------------------------------------------------

+    For the period from February 5, 1996 (inception date) to January 31, 1997.
* For Class Z shares, transactions are for the period from January 17, 1997 (inception date) to January 31, 1997.

                                                                            (45)

--------------------------------------------------------------------------------
Transactions in shares of each class within each Portfolio were as follows:

                                                           Six Months Ended July 31, 1997         Period Ended January 31, 1997+
                                                           ------------------------------         ------------------------------
                                                             Shares             Amount               Shares              Amount
------------------------------------------------------------------------------------------------------------------------------------
INCOME PORTFOLIO:
Class A
    Shares sold                                              769,980         $  8,947,356            1,686,791         $ 19,048,638
    Shares issued on reinvestment                             50,165              581,087               46,330              526,416
    Shares redeemed                                         (340,402)          (3,957,747)            (187,430)          (2,135,737)
    Net Increase                                             479,743         $  5,570,696            1,545,691         $ 17,439,317
------------------------------------------------------------------------------------------------------------------------------------
Class B
    Shares sold                                              479,567         $  5,568,907            1,777,131         $ 20,069,722
    Shares issued on reinvestment                             37,827              438,067               39,677              450,386
    Shares redeemed                                         (218,598)          (2,537,000)            (272,729)          (3,107,175)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                             298,796         $  3,469,974            1,544,079         $ 17,412,933
------------------------------------------------------------------------------------------------------------------------------------
Class C
    Shares sold                                               72,952         $    854,044              205,441         $  2,315,807
    Shares issued on reinvestment                              3,557               41,134                4,366               49,510
    Shares redeemed                                          (21,405)            (247,249)             (26,502)            (302,195)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              55,104         $    647,929              183,305         $  2,063,122
------------------------------------------------------------------------------------------------------------------------------------
Class Z*
    Shares sold                                               22,863         $    266,139                   38         $        434
    Shares issued on reinvestment                                451                5,245
    Shares redeemed                                             (498)              (5,895)
------------------------------------------------------------------------------------------------------------------------------------
    Net Increase                                              22,816         $    265,489                   38         $        434
------------------------------------------------------------------------------------------------------------------------------------

+    For the period from February 5, 1996 (inception date) to January 31, 1997.
* For Class Z shares, transactions are for the period from January 17, 1997 (inception date) to January 31, 1997.

                                                                            (46)

Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                                                        Class A Shares                       Class B Shares
                                                                ---------------------------            ----------------------------
HIGH GROWTH PORTFOLIO                                           1997(1)             1997(2)            1997(1)              1997(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $12.41              $11.40              $12.41              $11.40
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income (loss)                                  0.03                0.20               (0.02)               0.08
    Net realized and unrealized gain                              1.29                1.05                1.29                1.04
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.32                1.25                1.27                1.12
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                           --               (0.20)                 --               (0.07)
    Net realized gains                                              --               (0.04)                 --               (0.04)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 --               (0.24)                 --               (0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.73              $12.41              $13.68              $12.41
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                   10.64%              11.04%              10.23%               9.91%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                             $226,715            $154,069            $200,472            $141,241
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      0.60%               0.60%               1.35%               1.35%
    Net investment income                                         0.48                2.79               (0.27)               2.04
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                  0%                  0%
====================================================================================================================================

                                                                       Class C Shares                         Class Z Shares
                                                               ----------------------------           ---------------------------
                                                                1997(1)             1997(2)            1997(1)            1997(3)
==================================================================================================================================
Net Asset Value, Beginning of Period                            $12.42              $11.40              $12.41              $12.24
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income (loss)                                 (0.02)               0.08                0.05                0.01
    Net realized and unrealized gain                              1.29                1.05                1.29                0.16
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.27                1.13                1.34                0.17
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                           --               (0.07)                 --                  --
    Net realized gains                                              --               (0.04)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                 --               (0.11)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.69              $12.42              $13.75              $12.41
----------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                   10.23%              10.00%              10.80%               1.39%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                              $25,684             $19,340              $1,263                  $4
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      1.35%               1.35%               0.35%               0.35%
    Net investment income (loss)                                 (0.27)               2.04                0.73                3.33*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                  0%                  0%
====================================================================================================================================

(1) For the six months ended July 31, 1997 (unaudited).
(2) For the period from February 5, 1996 (inception date) to January 31, 1997.
(3) For the period from January 17, 1997 (inception date) to January 31, 1997.
*    Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                                                                            (47)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                                                        Class A Shares                        Class B Shares
                                                                  -------------------------             -------------------------
GROWTH PORTFOLIO                                                  1997(1)            1997(2)            1997(1)           1997(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $12.32             $11.40              $12.33             $11.40
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                           0.11               0.33                0.07               0.23
    Net realized and unrealized gain                                1.23               0.92                1.22               0.94
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                        1.34               1.25                1.29               1.17
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                             --              (0.31)                 --              (0.22)
    Net realized gains                                                --              (0.02)                 --              (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                   --              (0.33)                 --              (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                    $13.66             $12.32              $13.62             $12.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                     10.88%             11.08%              10.46%             10.32%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                               $235,108           $161,026            $297,701           $211,434
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                        0.60%              0.60%               1.35%              1.35%
    Net investment income                                           2.00               4.79                1.25               4.04
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                0%                 0%                  0%                 0%
====================================================================================================================================

                                                                      Class C Shares                          Class Z Shares
                                                                --------------------------               ------------------------
                                                                1997(1)             1997(2)              1997(1)          1997(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $12.33              $11.40               $12.32             $12.18
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                          0.07                0.24                 0.15               0.02
    Net realized and unrealized gain                               1.22                0.93                 1.20               0.12
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                       1.29                1.17                 1.35               0.14
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                            --               (0.22)                  --                 --
    Net realized gains                                               --               (0.02)                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  --               (0.24)                  --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $13.62              $12.33               $13.67             $12.32
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                    10.46%              10.32%               10.96%              1.15%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                               $39,536             $31,279               $1,292                 $6
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                       1.35%               1.35%                0.35%              0.35%
    Net investment income                                          1.25                4.04                 2.25               5.30*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               0%                  0%                   0%                 0%
====================================================================================================================================

(1)  For the six months ended July 31, 1997 (unaudited).
(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(3)  For the period from January 17, 1997 (inception date) to January 31, 1997.
*    Not annualized.
++   Total return is not annualized, as it may not be
     representative of the total return for the year.
+    Annualized.

                                                                            (48)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                                                      Class A Shares                         Class B Shares
                                                                --------------------------             -------------------------
BALANCED PORTFOLIO                                              1997(1)             1997(2)            1997(1)           1997(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $12.14              $11.40             $12.14              $11.40
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                         0.26                0.45               0.22                0.37
    Net realized and unrealized gain                              0.97                0.74               0.95                0.74
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.23                1.19               1.17                1.11
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                        (0.24)              (0.45)             (0.19)              (0.37)
    Net realized gains                                              --                  --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.24)              (0.45)             (0.19)              (0.37)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.13              $12.14             $13.12              $12.14
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                   10.23%              10.64%              9.77%               9.90%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                             $139,493             $90,938           $164,500            $111,918
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      0.60%               0.60%              1.35%               1.35%
    Net investment income                                         4.34                4.88               3.60                4.14
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                 0%                  0%
====================================================================================================================================

                                                                       Class C Shares                        Class Z Shares
                                                               ----------------------------            --------------------------
                                                                 1997(1)            1997(2)            1997(1)            1997(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $12.14              $11.40             $12.13              $12.10
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                         0.22                0.37               0.25                0.00**
    Net realized and unrealized gain                              0.95                0.74               0.99                0.03
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.17                1.11               1.24                0.03
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                        (0.19)              (0.37)             (0.25)                 --
    Net realized gains                                              --                  --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.19)              (0.37)             (0.25)                 --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $13.12              $12.14             $13.12              $12.13
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                    9.77%               9.90%             10.38%               0.25%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                              $25,471             $19,968             $1,028                  $2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      1.35%               1.35%              0.35%               0.35%
    Net investment income                                         3.60                4.14               4.60                5.39*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                 0%                  0%
====================================================================================================================================

(1)  For the six months ended July 31, 1997 (unaudited).
(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(3)  For the period from January 17, 1997 (inception date) to January 31, 1997.
*    Not annualized.
**   Amount represents less than $0.01.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                                                                            (49)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                                                      Class A Shares                         Class B Shares
                                                                -------------------------              -------------------------
CONSERVATIVE PORTFOLIO                                          1997(1)            1997(2)             1997(1)           1997(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $11.90              $11.46              $11.89              $11.46
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                         0.34                0.53                0.31                0.48
    Net realized and unrealized gain                              0.68                0.43                0.68                0.42
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.02                0.96                0.99                0.90
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                        (0.30)              (0.52)              (0.27)              (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.30)              (0.52)              (0.27)              (0.47)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $12.62              $11.90              $12.61              $11.89
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                    8.76%               8.57%               8.51%               8.03%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                              $42,255             $30,478             $40,274             $28,297
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      0.60%               0.60%               1.10%               1.10%
    Net investment income                                         5.85                5.66                5.35                5.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                  0%                  0%
====================================================================================================================================

                                                                      Class C Shares                        Class Z Shares
                                                               ----------------------------            -------------------------
                                                                 1997(1)            1997(2)            1997(1)           1997(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            $11.89              $11.46              $11.90              $11.89
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                         0.32                0.48                0.37                0.01
    Net realized and unrealized gain                              0.68                0.42                0.68                  --
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                      1.00                0.90                1.05                0.01
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                        (0.28)              (0.47)              (0.32)                 --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                              (0.28)              (0.47)              (0.32)                 --
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  $12.61              $11.89              $12.63              $11.90
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                    8.54%               8.08%               8.98%               0.08%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                               $5,083              $4,129                $441                  $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                      1.05%               1.05%               0.35%               0.35%
    Net investment income                                         5.40                5.21                6.10                6.15*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                              0%                  0%                  0%                  0%
====================================================================================================================================

(1)  For the six months ended July 31, 1997 (unaudited).
(2)  For the period from February 5, 1996 (inception date) to January 31, 1997.
(3)  For the period from January 17, 1997 (inception date) to January 31, 1997.
*    Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                                                                            (50)

--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout the period:

                                                                      Class A Shares                           Class B Shares
                                                                -------------------------                -------------------------
INCOME PORTFOLIO                                                 1997(1)           1997(2)               1997(1)           1997(2)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $11.53            $11.46                 $11.53            $11.46
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                          0.35              0.63                   0.32              0.58
    Net realized and unrealized gain                               0.51              0.07                   0.51              0.07
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                       0.86              0.70                   0.83              0.65
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
    Net investment income                                         (0.34)            (0.63)                 (0.31)            (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.34)            (0.63)                 (0.31)            (0.58)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $12.05            $11.53                 $12.05            $11.53
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                     7.67%             6.39%                  7.40%             5.89%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                               $24,399           $17,817                $22,201           $17,800
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                       0.60%             0.60%                  1.10%             1.10%
    Net investment income                                          6.20              6.32                   5.70              5.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               0%                0%                     0%                0%
====================================================================================================================================

                                                                      Class C Shares                           Class Z Shares
                                                                -------------------------                 ------------------------
                                                                 1997(1)           1997(2)                1997(1)           1997(3)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $11.53            $11.46                 $11.53            $11.55
------------------------------------------------------------------------------------------------------------------------------------
Income From Operations:
    Net investment income                                          0.33              0.59                   0.38              0.07
    Net realized and unrealized gain (loss)                        0.51              0.07                   0.51             (0.03)
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                       0.84              0.66                   0.89              0.04
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                             (0.32)            (0.59)                 (0.36)            (0.06)
Total Distributions                                               (0.32)            (0.59)                 (0.36)            (0.06)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                   $12.05            $11.53                 $12.06            $11.53
------------------------------------------------------------------------------------------------------------------------------------
Total Return++                                                     7.43%             5.94%                  7.88%             0.35%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000's)                                $2,872            $2,113                   $276              $0.2
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
    Expenses                                                       1.05%             1.05%                  0.35%             0.35%
    Net investment income                                          5.75              5.87                   6.45              6.86*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                               0%                0%                     0%                0%
====================================================================================================================================

(1)  For the six months ended July 31, 1997 (unaudited).
(2)For the period from February 5, 1996 (inception date) to January 31, 1997.
(3)  For the period from January 17, 1997 (inception date) to January 31, 1997.
*    Not annualized.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

                                                                            (51)

Directors                            Investment Manager
Walter E. Auch                       Smith Barney Mutual Funds
Martin Brody                         Management Inc.
Stephen E. Kaufman
Armon E. Kamesar
Heath B. McLendon, Chairman
H. John Ellis, Jr.                   Distributors
                                     Smith Barney Inc.
                                     PFS Distributors, Inc.

Officers
Heath B. McLendon
Chief Executive Officer              Custodian
                                     PNC Bank, N.A.
Lewis E. Daidone
Senior Vice President
and Treasurer
                                     Shareholder Servicing Agent
Thomas B. Stiles II                  First Data Investor Services Group, Inc.
Investment Officer                   P.O. Box 9134
                                     Boston, MA 02205-9134
R. Jay Gerken
Vice President and
Investment Officer
                                     Smith Barney Concert Allocation Series Inc.
Thomas M. Reynolds                   388 Greenwich Street
Controller                           New York, New York 10013

Christina T. Sydor
Secretary

                                                                            (52)

                                                                     SMITHBARNEY
This report is for the information of                                -----------
shareholders of Smith Barney Concert            A Member of TravelersGroup[LOGO]
Allocation Series Inc., but it may also be                    Member NASD, SIPC
used as sales literature when preceded or            (C) 1996 Smith Barney Inc.
accompanied by the current prospectus, which                        FD01324 9/97
gives details about charges, expenses,
investment objectives and operating policies of the Fund. If used as sales material after September 30, 1997, this report must be accompanied by performance for the most recently completed calendar quarter.